Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BARON SELECT FUNDS
Entity Central Index Key	0001217673
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000001642
Shareholder Report [Line Items]
Fund Name	Baron Partners Fund
Class Name	Retail
Trading Symbol	BPTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$96Footnote Reference**	2.01%Footnote Reference*,Footnote Reference^
Footnote	Description
Footnote**	Includes interest expense of $34.
Footnote*	Annualized.
Footnote^	Includes interest expense of 0.71%.

Expenses Paid, Amount	$ 96	[1]
Expense Ratio, Percent	2.01%	[2],[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	Russell 3000 Index	Russell Midcap Growth Index
06/30/15	$10,000	$10,000	$10,000
09/30/15	$8,944	$9,275	$9,201
12/31/15	$9,191	$9,857	$9,580
03/31/16	$8,941	$9,952	$9,635
06/30/16	$9,228	$10,214	$9,786
09/30/16	$9,566	$10,663	$10,235
12/31/16	$9,563	$11,112	$10,282
03/31/17	$10,714	$11,750	$10,991
06/30/17	$12,280	$12,104	$11,454
09/30/17	$12,445	$12,658	$12,059
12/31/17	$12,579	$13,460	$12,880
03/31/18	$13,010	$13,373	$13,160
06/30/18	$14,510	$13,893	$13,576
09/30/18	$14,809	$14,883	$14,604
12/31/18	$12,327	$12,754	$12,268
03/31/19	$14,388	$14,545	$14,675
06/30/19	$15,459	$15,141	$15,468
09/30/19	$15,194	$15,317	$15,364
12/31/19	$17,873	$16,711	$16,620
03/31/20	$14,164	$13,218	$13,289
06/30/20	$21,155	$16,130	$17,311
09/30/20	$31,110	$17,615	$18,933
12/31/20	$44,418	$20,201	$22,534
03/31/21	$44,221	$21,483	$22,407
06/30/21	$46,326	$23,253	$24,888
09/30/21	$48,853	$23,230	$24,698
12/31/21	$58,361	$25,385	$25,402
03/31/22	$54,918	$24,045	$22,207
06/30/22	$38,119	$20,029	$17,527
09/30/22	$41,901	$19,135	$17,413
12/31/22	$33,522	$20,509	$18,615
03/31/23	$41,342	$21,982	$20,315
06/30/23	$47,737	$23,825	$21,582
09/30/23	$44,284	$23,050	$20,454
12/31/23	$47,971	$25,833	$23,429
03/31/24	$43,623	$28,421	$25,655
06/30/24	$44,043	$29,335	$24,830
09/30/24	$50,150	$31,162	$26,454
12/31/24	$63,674	$31,983	$28,608
03/31/25	$52,578	$30,473	$26,571
06/30/25	$58,929	$33,822	$31,408

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	33.80%	22.74%	19.41%
Russell Midcap Growth Index	26.49%	12.65%	12.13%
Russell 3000 Index	15.30%	15.96%	12.96%

AssetsNet	$ 7,316,610,559
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 35,773,963
InvestmentCompanyPortfolioTurnover	0.00%	[4],[5]
Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	41.7%
Industrials	18.1%
Financials	18.0%
Real Estate	8.1%
Information Technology	6.0%
Health Care	4.2%
Communication Services	4.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (6/30/25)*
Tesla, Inc.	30.5%
Space Exploration Technologies Corp.	17.2%
CoStar Group, Inc.	7.1%
Arch Capital Group Ltd.	7.1%
Hyatt Hotels Corp.	5.8%
The Charles Schwab Corp.	5.0%
IDEXX Laboratories, Inc.	4.2%
FactSet Research Systems, Inc.	3.6%
Gartner, Inc.	3.4%
Vail Resorts, Inc.	3.0%
Total	86.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077805
Shareholder Report [Line Items]
Fund Name	Baron Partners Fund
Class Name	Institutional
Trading Symbol	BPTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$84Footnote Reference**	1.75%Footnote Reference*,Footnote Reference^
Footnote	Description
Footnote**	Includes interest expense of $34.
Footnote*	Annualized.
Footnote^	Includes interest expense of 0.71%.

Expenses Paid, Amount	$ 84	[6]
Expense Ratio, Percent	1.75%	[7],[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	Russell 3000 Index	Russell Midcap Growth Index
06/30/15	$1,000,000	$1,000,000	$1,000,000
09/30/15	$894,948	$927,508	$920,105
12/31/15	$920,409	$985,659	$957,995
03/31/16	$895,967	$995,204	$963,541
06/30/16	$925,247	$1,021,383	$978,598
09/30/16	$959,619	$1,066,301	$1,023,534
12/31/16	$959,874	$1,111,185	$1,028,203
03/31/17	$1,076,484	$1,175,004	$1,099,089
06/30/17	$1,234,596	$1,210,436	$1,145,417
09/30/17	$1,251,909	$1,265,769	$1,205,928
12/31/17	$1,266,167	$1,345,985	$1,288,005
03/31/18	$1,310,469	$1,337,309	$1,316,013
06/30/18	$1,462,471	$1,389,315	$1,357,568
09/30/18	$1,493,787	$1,488,289	$1,460,398
12/31/18	$1,244,017	$1,275,432	$1,226,817
03/31/19	$1,453,050	$1,454,546	$1,467,535
06/30/19	$1,562,022	$1,514,111	$1,546,808
09/30/19	$1,536,095	$1,531,712	$1,536,388
12/31/19	$1,808,583	$1,671,058	$1,661,966
03/31/20	$1,434,199	$1,321,812	$1,328,910
06/30/20	$2,143,638	$1,612,975	$1,731,051
09/30/20	$3,154,416	$1,761,490	$1,893,311
12/31/20	$4,506,601	$2,020,105	$2,253,406
03/31/21	$4,489,538	$2,148,319	$2,240,668
06/30/21	$4,706,284	$2,325,337	$2,488,756
09/30/21	$4,965,957	$2,322,972	$2,469,844
12/31/21	$5,936,423	$2,538,486	$2,540,220
03/31/22	$5,589,952	$2,404,494	$2,220,652
06/30/22	$3,882,383	$2,002,914	$1,752,722
09/30/22	$4,270,498	$1,913,494	$1,741,280
12/31/22	$3,418,818	$2,050,921	$1,861,452
03/31/23	$4,219,149	$2,198,183	$2,031,513
06/30/23	$4,874,878	$2,382,540	$2,158,159
09/30/23	$4,525,175	$2,305,017	$2,045,419
12/31/23	$4,904,979	$2,583,275	$2,342,948
03/31/24	$4,463,203	$2,842,103	$2,565,451
06/30/24	$4,508,945	$2,933,505	$2,483,009
09/30/24	$5,137,523	$3,116,235	$2,645,432
12/31/24	$6,527,315	$3,198,295	$2,860,811
03/31/25	$5,393,383	$3,047,274	$2,657,120
06/30/25	$6,048,432	$3,382,207	$3,140,761

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	34.14%	23.05%	19.72%
Russell Midcap Growth Index	26.49%	12.65%	12.13%
Russell 3000 Index	15.30%	15.96%	12.96%

AssetsNet	$ 7,316,610,559
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 35,773,963
InvestmentCompanyPortfolioTurnover	0.00%	[9],[10]
Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	41.7%
Industrials	18.1%
Financials	18.0%
Real Estate	8.1%
Information Technology	6.0%
Health Care	4.2%
Communication Services	4.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (6/30/25)*
Tesla, Inc.	30.5%
Space Exploration Technologies Corp.	17.2%
CoStar Group, Inc.	7.1%
Arch Capital Group Ltd.	7.1%
Hyatt Hotels Corp.	5.8%
The Charles Schwab Corp.	5.0%
IDEXX Laboratories, Inc.	4.2%
FactSet Research Systems, Inc.	3.6%
Gartner, Inc.	3.4%
Vail Resorts, Inc.	3.0%
Total	86.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174760
Shareholder Report [Line Items]
Fund Name	Baron Partners Fund
Class Name	R6
Trading Symbol	BPTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$84Footnote Reference**	1.76%Footnote Reference*,Footnote Reference^
Footnote	Description
Footnote**	Includes interest expense of $34.
Footnote*	Annualized.
Footnote^	Includes interest expense of 0.71%.

Expenses Paid, Amount	$ 84	[11]
Expense Ratio, Percent	1.76%	[12],[13]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.
Line Graph [Table Text Block]
	R6	Russell 3000 Index	Russell Midcap Growth Index
06/30/15	$5,000,000	$5,000,000	$5,000,000
09/30/15	$4,474,742	$4,637,539	$4,600,523
12/31/15	$4,602,046	$4,928,296	$4,789,976
03/31/16	$4,479,834	$4,976,019	$4,817,707
06/30/16	$4,626,234	$5,106,917	$4,892,988
09/30/16	$4,798,095	$5,331,504	$5,117,672
12/31/16	$4,800,641	$5,555,926	$5,141,016
03/31/17	$5,382,421	$5,875,018	$5,495,443
06/30/17	$6,172,980	$6,052,179	$5,727,083
09/30/17	$6,259,547	$6,328,843	$6,029,640
12/31/17	$6,330,837	$6,729,923	$6,440,027
03/31/18	$6,552,347	$6,686,546	$6,580,066
06/30/18	$7,312,353	$6,946,577	$6,787,840
09/30/18	$7,468,937	$7,441,445	$7,301,989
12/31/18	$6,220,083	$6,377,160	$6,134,083
03/31/19	$7,265,250	$7,272,729	$7,337,675
06/30/19	$7,811,385	$7,570,553	$7,734,038
09/30/19	$7,681,748	$7,658,561	$7,681,941
12/31/19	$9,042,909	$8,355,288	$8,309,831
03/31/20	$7,170,994	$6,609,062	$6,644,551
06/30/20	$10,718,184	$8,064,877	$8,655,256
09/30/20	$15,772,083	$8,807,448	$9,466,553
12/31/20	$22,531,729	$10,100,526	$11,267,030
03/31/21	$22,446,417	$10,741,597	$11,203,341
06/30/21	$23,530,147	$11,626,685	$12,443,778
09/30/21	$24,828,514	$11,614,859	$12,349,222
12/31/21	$29,680,917	$12,692,429	$12,701,102
03/31/22	$27,948,545	$12,022,470	$11,103,262
06/30/22	$19,412,075	$10,014,572	$8,763,610
09/30/22	$21,351,222	$9,567,468	$8,706,398
12/31/22	$17,092,782	$10,254,604	$9,307,262
03/31/23	$21,093,001	$10,990,916	$10,157,563
06/30/23	$24,371,675	$11,912,700	$10,790,794
09/30/23	$22,621,671	$11,525,087	$10,227,094
12/31/23	$24,520,705	$12,916,373	$11,714,740
03/31/24	$22,313,281	$14,210,515	$12,827,253
06/30/24	$22,540,516	$14,667,523	$12,415,047
09/30/24	$25,683,439	$15,581,177	$13,227,162
12/31/24	$32,630,998	$15,991,476	$14,304,057
03/31/25	$26,961,273	$15,236,371	$13,285,601
06/30/25	$30,236,553	$16,911,034	$15,703,807

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	34.14%	23.05%	19.72%
Russell Midcap Growth Index	26.49%	12.65%	12.13%
Russell 3000 Index	15.30%	15.96%	12.96%

AssetsNet	$ 7,316,610,559
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 35,773,963
InvestmentCompanyPortfolioTurnover	0.00%	[14],[15]
Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	41.7%
Industrials	18.1%
Financials	18.0%
Real Estate	8.1%
Information Technology	6.0%
Health Care	4.2%
Communication Services	4.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (6/30/25)*
Tesla, Inc.	30.5%
Space Exploration Technologies Corp.	17.2%
CoStar Group, Inc.	7.1%
Arch Capital Group Ltd.	7.1%
Hyatt Hotels Corp.	5.8%
The Charles Schwab Corp.	5.0%
IDEXX Laboratories, Inc.	4.2%
FactSet Research Systems, Inc.	3.6%
Gartner, Inc.	3.4%
Vail Resorts, Inc.	3.0%
Total	86.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000065146
Shareholder Report [Line Items]
Fund Name	Baron Focused Growth Fund
Class Name	Retail
Trading Symbol	BFGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$66	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[16]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	Russell 3000 Index	Russell 2500 Growth Index
06/30/15	$10,000	$10,000	$10,000
09/30/15	$8,621	$9,275	$8,895
12/31/15	$9,159	$9,857	$9,234
03/31/16	$9,075	$9,952	$8,988
06/30/16	$9,194	$10,214	$9,231
09/30/16	$9,285	$10,663	$9,876
12/31/16	$9,221	$11,112	$10,132
03/31/17	$10,007	$11,750	$10,765
06/30/17	$11,008	$12,104	$11,210
09/30/17	$11,358	$12,658	$11,857
12/31/17	$11,651	$13,460	$12,610
03/31/18	$11,765	$13,373	$12,910
06/30/18	$13,250	$13,893	$13,624
09/30/18	$13,626	$14,883	$14,600
12/31/18	$12,089	$12,754	$11,668
03/31/19	$13,557	$14,545	$13,884
06/30/19	$13,687	$15,141	$14,459
09/30/19	$13,626	$15,317	$13,999
12/31/19	$15,719	$16,711	$15,479
03/31/20	$13,079	$13,218	$11,885
06/30/20	$18,391	$16,130	$15,791
09/30/20	$26,413	$17,615	$17,271
12/31/20	$34,929	$20,201	$21,743
03/31/21	$34,937	$21,483	$22,284
06/30/21	$35,767	$23,253	$23,629
09/30/21	$37,475	$23,230	$22,794
12/31/21	$41,508	$25,385	$22,840
03/31/22	$38,151	$24,045	$20,029
06/30/22	$30,534	$20,029	$16,113
09/30/22	$31,186	$19,135	$16,094
12/31/22	$29,761	$20,509	$16,853
03/31/23	$34,036	$21,982	$17,956
06/30/23	$36,533	$23,825	$19,108
09/30/23	$34,577	$23,050	$17,801
12/31/23	$37,916	$25,833	$20,043
03/31/24	$38,530	$28,421	$21,749
06/30/24	$38,426	$29,335	$20,832
09/30/24	$42,920	$31,162	$22,288
12/31/24	$49,109	$31,983	$22,829
03/31/25	$45,177	$30,473	$20,364
06/30/25	$50,919	$33,822	$22,667

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	32.51%	22.59%	17.68%
Russell 2500 Growth Index	8.81%	7.50%	8.53%
Russell 3000 Index	15.30%	15.96%	12.96%

AssetsNet	$ 2,556,545,001
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 11,139,985
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	36.9%
Financials	15.2%
Communication Services	12.8%
Industrials	12.0%
Information Technology	10.6%
Health Care	5.2%
Real Estate	5.1%
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Space Exploration Technologies Corp.	9.4%
Spotify Technology SA	7.9%
Tesla, Inc.	7.6%
Guidewire Software, Inc.	5.1%
IDEXX Laboratories, Inc.	5.0%
On Holding AG	5.0%
Interactive Brokers Group, Inc.	4.7%
Hyatt Hotels Corp.	4.3%
CoStar Group, Inc.	4.2%
Red Rock Resorts, Inc.	4.1%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077806
Shareholder Report [Line Items]
Fund Name	Baron Focused Growth Fund
Class Name	Institutional
Trading Symbol	BFGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[17]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	Russell 3000 Index	Russell 2500 Growth Index
06/30/15	$1,000,000	$1,000,000	$1,000,000
09/30/15	$862,272	$927,508	$889,527
12/31/15	$916,886	$985,659	$923,385
03/31/16	$909,274	$995,204	$898,830
06/30/16	$921,730	$1,021,383	$923,092
09/30/16	$931,418	$1,066,301	$987,567
12/31/16	$925,795	$1,111,185	$1,013,211
03/31/17	$1,004,961	$1,175,004	$1,076,545
06/30/17	$1,106,117	$1,210,436	$1,120,962
09/30/17	$1,141,558	$1,265,769	$1,185,732
12/31/17	$1,172,004	$1,345,985	$1,260,998
03/31/18	$1,184,727	$1,337,309	$1,290,992
06/30/18	$1,335,157	$1,389,315	$1,362,353
09/30/18	$1,373,782	$1,488,289	$1,459,984
12/31/18	$1,219,713	$1,275,432	$1,166,843
03/31/19	$1,367,740	$1,454,546	$1,388,389
06/30/19	$1,382,845	$1,514,111	$1,445,896
09/30/19	$1,376,803	$1,531,712	$1,399,913
12/31/19	$1,589,646	$1,671,058	$1,547,867
03/31/20	$1,323,551	$1,321,812	$1,188,472
06/30/20	$1,861,893	$1,612,975	$1,579,119
09/30/20	$2,675,467	$1,761,490	$1,727,132
12/31/20	$3,540,906	$2,020,105	$2,174,275
03/31/21	$3,544,879	$2,148,319	$2,228,362
06/30/21	$3,630,700	$2,325,337	$2,362,867
09/30/21	$3,807,161	$2,322,972	$2,279,411
12/31/21	$4,219,425	$2,538,486	$2,283,954
03/31/22	$3,880,700	$2,404,494	$2,002,933
06/30/22	$3,108,038	$2,002,914	$1,611,345
09/30/22	$3,175,678	$1,913,494	$1,609,383
12/31/22	$3,032,254	$2,050,921	$1,685,312
03/31/23	$3,471,681	$2,198,183	$1,795,594
06/30/23	$3,728,014	$2,382,540	$1,910,781
09/30/23	$3,530,678	$2,305,017	$1,780,144
12/31/23	$3,874,490	$2,583,275	$2,004,344
03/31/24	$3,939,590	$2,842,103	$2,174,877
06/30/24	$3,931,453	$2,933,505	$2,083,203
09/30/24	$4,394,276	$3,116,235	$2,228,792
12/31/24	$5,031,039	$3,198,295	$2,282,923
03/31/25	$4,631,282	$3,047,274	$2,036,370
06/30/25	$5,223,288	$3,382,207	$2,266,680

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	32.86%	22.91%	17.98%
Russell 2500 Growth Index	8.81%	7.50%	8.53%
Russell 3000 Index	15.30%	15.96%	12.96%

AssetsNet	$ 2,556,545,001
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 11,139,985
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	36.9%
Financials	15.2%
Communication Services	12.8%
Industrials	12.0%
Information Technology	10.6%
Health Care	5.2%
Real Estate	5.1%
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Space Exploration Technologies Corp.	9.4%
Spotify Technology SA	7.9%
Tesla, Inc.	7.6%
Guidewire Software, Inc.	5.1%
IDEXX Laboratories, Inc.	5.0%
On Holding AG	5.0%
Interactive Brokers Group, Inc.	4.7%
Hyatt Hotels Corp.	4.3%
CoStar Group, Inc.	4.2%
Red Rock Resorts, Inc.	4.1%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174761
Shareholder Report [Line Items]
Fund Name	Baron Focused Growth Fund
Class Name	R6
Trading Symbol	BFGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[18]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.
Line Graph [Table Text Block]
	R6	Russell 3000 Index	Russell 2500 Growth Index
06/30/15	$5,000,000	$5,000,000	$5,000,000
09/30/15	$4,311,358	$4,637,539	$4,447,637
12/31/15	$4,584,432	$4,928,296	$4,616,925
03/31/16	$4,546,372	$4,976,019	$4,494,152
06/30/16	$4,608,651	$5,106,917	$4,615,461
09/30/16	$4,657,091	$5,331,504	$4,937,835
12/31/16	$4,628,772	$5,555,926	$5,066,057
03/31/17	$5,024,581	$5,875,018	$5,382,723
06/30/17	$5,530,338	$6,052,179	$5,604,812
09/30/17	$5,711,199	$6,328,843	$5,928,659
12/31/17	$5,863,425	$6,729,923	$6,304,989
03/31/18	$5,927,036	$6,686,546	$6,454,961
06/30/18	$6,675,399	$6,946,577	$6,811,766
09/30/18	$6,872,258	$7,441,445	$7,299,922
12/31/18	$6,101,961	$6,377,160	$5,834,215
03/31/19	$6,842,051	$7,272,729	$6,941,946
06/30/19	$6,913,794	$7,570,553	$7,229,480
09/30/19	$6,887,362	$7,658,561	$6,999,566
12/31/19	$7,951,506	$8,355,288	$7,739,337
03/31/20	$6,621,128	$6,609,062	$5,942,359
06/30/20	$9,312,644	$8,064,877	$7,895,595
09/30/20	$13,384,064	$8,807,448	$8,635,658
12/31/20	$17,714,759	$10,100,526	$10,871,373
03/31/21	$17,730,650	$10,741,597	$11,141,810
06/30/21	$18,163,686	$11,626,685	$11,814,335
09/30/21	$19,046,029	$11,614,859	$11,397,056
12/31/21	$21,107,143	$12,692,429	$11,419,770
03/31/22	$19,413,812	$12,022,470	$10,014,663
06/30/22	$15,546,610	$10,014,572	$8,056,724
09/30/22	$15,889,845	$9,567,468	$8,046,915
12/31/22	$15,172,895	$10,254,604	$8,426,559
03/31/23	$17,369,508	$10,990,916	$8,977,968
06/30/23	$18,650,865	$11,912,700	$9,553,906
09/30/23	$17,664,423	$11,525,087	$8,900,722
12/31/23	$19,383,069	$12,916,373	$10,021,718
03/31/24	$19,708,493	$14,210,515	$10,874,386
06/30/24	$19,672,900	$14,667,523	$10,416,015
09/30/24	$21,986,461	$15,581,177	$11,143,960
12/31/24	$25,169,515	$15,991,476	$11,414,614
03/31/25	$23,171,208	$15,236,371	$10,181,850
06/30/25	$26,130,533	$16,911,034	$11,333,401

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	32.83%	22.92%	17.98%
Russell 2500 Growth Index	8.81%	7.50%	8.53%
Russell 3000 Index	15.30%	15.96%	12.96%

AssetsNet	$ 2,556,545,001
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 11,139,985
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	36.9%
Financials	15.2%
Communication Services	12.8%
Industrials	12.0%
Information Technology	10.6%
Health Care	5.2%
Real Estate	5.1%
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Space Exploration Technologies Corp.	9.4%
Spotify Technology SA	7.9%
Tesla, Inc.	7.6%
Guidewire Software, Inc.	5.1%
IDEXX Laboratories, Inc.	5.0%
On Holding AG	5.0%
Interactive Brokers Group, Inc.	4.7%
Hyatt Hotels Corp.	4.3%
CoStar Group, Inc.	4.2%
Red Rock Resorts, Inc.	4.1%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000073358
Shareholder Report [Line Items]
Fund Name	Baron International Growth Fund
Class Name	Retail
Trading Symbol	BIGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$66	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.22%	[19]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
	Retail	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
06/30/15	$10,000	$10,000	$10,000
09/30/15	$9,001	$8,783	$8,941
12/31/15	$9,415	$9,068	$9,411
03/31/16	$9,263	$9,034	$9,380
06/30/16	$9,436	$8,975	$9,410
09/30/16	$10,155	$9,596	$9,993
12/31/16	$9,522	$9,475	$9,416
03/31/17	$10,491	$10,220	$10,274
06/30/17	$11,207	$10,811	$11,042
09/30/17	$12,155	$11,477	$11,751
12/31/17	$13,040	$12,052	$12,452
03/31/18	$13,296	$11,909	$12,347
06/30/18	$12,996	$11,598	$12,194
09/30/18	$12,663	$11,680	$12,130
12/31/18	$10,706	$10,341	$10,590
03/31/19	$12,493	$11,407	$11,883
06/30/19	$12,814	$11,747	$12,360
09/30/19	$12,677	$11,536	$12,247
12/31/19	$13,818	$12,566	$13,446
03/31/20	$10,845	$9,631	$10,855
06/30/20	$13,908	$11,183	$13,036
09/30/20	$15,220	$11,883	$14,409
12/31/20	$18,034	$13,904	$16,458
03/31/21	$18,446	$14,390	$16,521
06/30/21	$20,003	$15,178	$17,615
09/30/21	$19,788	$14,724	$17,076
12/31/21	$19,772	$14,992	$17,440
03/31/22	$16,868	$14,176	$15,571
06/30/22	$14,124	$12,230	$13,032
09/30/22	$12,491	$11,019	$11,837
12/31/22	$14,340	$12,593	$13,344
03/31/23	$14,865	$13,457	$14,435
06/30/23	$15,371	$13,785	$14,713
09/30/23	$14,292	$13,265	$13,710
12/31/23	$15,391	$14,559	$15,217
03/31/24	$15,591	$15,219	$16,005
06/30/24	$15,772	$15,388	$16,146
09/30/24	$17,037	$16,628	$17,297
12/31/24	$16,024	$15,365	$15,949
03/31/25	$16,128	$16,169	$16,182
06/30/25	$18,840	$18,114	$18,513

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	19.45%	6.26%	6.54%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%
MSCI ACWI ex USA IMI Growth Index	14.67%	7.27%	6.35%

AssetsNet	$ 351,680,125
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,332,603
InvestmentCompanyPortfolioTurnover	14.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	16.7%
Industrials	16.2%
Financials	16.0%
Consumer Discretionary	10.1%
Health Care	9.6%
Materials	9.4%
Consumer Staples	7.5%
Communication Services	6.3%
Energy	4.0%
Real Estate	0.4%
Cash and Cash Equivalents	3.9%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	9.8%
India	9.8%
France	8.9%
China	8.3%
United Kingdom	7.3%
Netherlands	7.1%
Korea, Republic of	7.1%
Israel	4.7%
Canada	4.5%
Others	32.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
Constellation Software, Inc.	2.7%
eDreams ODIGEO SA	2.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.6%
BNP Paribas S.A.	2.6%
Linde Public Limited Company	2.5%
Ajinomoto Co., Inc.	2.3%
Argenx SE	2.2%
Waga Energy SA	2.1%
Oddity Tech Ltd.	2.1%
Total	25.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077807
Shareholder Report [Line Items]
Fund Name	Baron International Growth Fund
Class Name	Institutional
Trading Symbol	BINIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%	[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
	Institutional	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
06/30/15	$1,000,000	$1,000,000	$1,000,000
09/30/15	$900,408	$878,285	$894,094
12/31/15	$942,379	$906,770	$941,073
03/31/16	$927,857	$903,360	$938,039
06/30/16	$946,009	$897,543	$940,965
09/30/16	$1,018,619	$959,579	$999,257
12/31/16	$955,146	$947,543	$941,610
03/31/17	$1,053,540	$1,022,016	$1,027,387
06/30/17	$1,126,288	$1,081,093	$1,104,215
09/30/17	$1,222,144	$1,147,743	$1,175,108
12/31/17	$1,311,719	$1,205,165	$1,245,241
03/31/18	$1,338,290	$1,190,923	$1,234,742
06/30/18	$1,309,550	$1,159,779	$1,219,420
09/30/18	$1,276,456	$1,167,954	$1,212,994
12/31/18	$1,079,795	$1,034,102	$1,058,990
03/31/19	$1,260,600	$1,140,722	$1,188,300
06/30/19	$1,294,187	$1,174,724	$1,236,013
09/30/19	$1,280,873	$1,153,611	$1,224,718
12/31/19	$1,397,130	$1,256,570	$1,344,649
03/31/20	$1,096,702	$963,089	$1,085,491
06/30/20	$1,407,799	$1,118,305	$1,303,568
09/30/20	$1,541,787	$1,188,265	$1,440,925
12/31/20	$1,827,934	$1,390,421	$1,645,792
03/31/21	$1,870,666	$1,438,967	$1,652,093
06/30/21	$2,029,788	$1,517,753	$1,761,481
09/30/21	$2,008,944	$1,472,417	$1,707,565
12/31/21	$2,008,611	$1,499,198	$1,743,983
03/31/22	$1,714,552	$1,417,603	$1,557,052
06/30/22	$1,437,093	$1,223,019	$1,303,201
09/30/22	$1,271,685	$1,101,856	$1,183,655
12/31/22	$1,460,484	$1,259,278	$1,334,357
03/31/23	$1,515,200	$1,345,737	$1,443,485
06/30/23	$1,567,510	$1,378,536	$1,471,346
09/30/23	$1,458,079	$1,326,530	$1,370,998
12/31/23	$1,571,513	$1,455,918	$1,521,726
03/31/24	$1,592,684	$1,521,916	$1,600,487
06/30/24	$1,612,645	$1,538,766	$1,614,556
09/30/24	$1,742,771	$1,662,839	$1,729,699
12/31/24	$1,639,897	$1,536,459	$1,594,929
03/31/25	$1,651,506	$1,616,901	$1,618,181
06/30/25	$1,930,729	$1,811,434	$1,851,348

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	19.72%	6.52%	6.80%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%
MSCI ACWI ex USA IMI Growth Index	14.67%	7.27%	6.35%

AssetsNet	$ 351,680,125
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,332,603
InvestmentCompanyPortfolioTurnover	14.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	16.7%
Industrials	16.2%
Financials	16.0%
Consumer Discretionary	10.1%
Health Care	9.6%
Materials	9.4%
Consumer Staples	7.5%
Communication Services	6.3%
Energy	4.0%
Real Estate	0.4%
Cash and Cash Equivalents	3.9%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	9.8%
India	9.8%
France	8.9%
China	8.3%
United Kingdom	7.3%
Netherlands	7.1%
Korea, Republic of	7.1%
Israel	4.7%
Canada	4.5%
Others	32.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
Constellation Software, Inc.	2.7%
eDreams ODIGEO SA	2.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.6%
BNP Paribas S.A.	2.6%
Linde Public Limited Company	2.5%
Ajinomoto Co., Inc.	2.3%
Argenx SE	2.2%
Waga Energy SA	2.1%
Oddity Tech Ltd.	2.1%
Total	25.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174762
Shareholder Report [Line Items]
Fund Name	Baron International Growth Fund
Class Name	R6
Trading Symbol	BIGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%	[21]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
	R6	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
06/30/15	$5,000,000	$5,000,000	$5,000,000
09/30/15	$4,502,039	$4,391,424	$4,470,469
12/31/15	$4,711,893	$4,533,852	$4,705,364
03/31/16	$4,639,283	$4,516,800	$4,690,193
06/30/16	$4,730,046	$4,487,713	$4,704,827
09/30/16	$5,093,097	$4,797,894	$4,996,286
12/31/16	$4,775,732	$4,737,713	$4,708,049
03/31/17	$5,267,698	$5,110,080	$5,136,936
06/30/17	$5,631,438	$5,405,466	$5,521,073
09/30/17	$6,110,720	$5,738,716	$5,875,540
12/31/17	$6,558,595	$6,025,827	$6,226,204
03/31/18	$6,691,448	$5,954,614	$6,173,712
06/30/18	$6,547,750	$5,798,897	$6,097,099
09/30/18	$6,382,269	$5,839,769	$6,064,969
12/31/18	$5,398,965	$5,170,512	$5,294,949
03/31/19	$6,302,991	$5,703,611	$5,941,502
06/30/19	$6,470,922	$5,873,621	$6,180,066
09/30/19	$6,404,353	$5,768,054	$6,123,591
12/31/19	$6,985,638	$6,282,849	$6,723,246
03/31/20	$5,486,309	$4,815,446	$5,427,455
06/30/20	$7,038,985	$5,591,525	$6,517,842
09/30/20	$7,703,304	$5,941,324	$7,204,625
12/31/20	$9,134,034	$6,952,106	$8,228,961
03/31/21	$9,347,695	$7,194,835	$8,260,465
06/30/21	$10,143,304	$7,588,766	$8,807,403
09/30/21	$10,039,085	$7,362,086	$8,537,827
12/31/21	$10,037,419	$7,495,988	$8,719,917
03/31/22	$8,570,047	$7,088,014	$7,785,261
06/30/22	$7,182,713	$6,115,095	$6,516,007
09/30/22	$6,355,650	$5,509,278	$5,918,277
12/31/22	$7,299,677	$6,296,389	$6,671,783
03/31/23	$7,570,258	$6,728,686	$7,217,424
06/30/23	$7,834,826	$6,892,678	$7,356,732
09/30/23	$7,287,651	$6,632,648	$6,854,991
12/31/23	$7,854,841	$7,279,589	$7,608,631
03/31/24	$7,960,702	$7,609,579	$8,002,434
06/30/24	$8,057,488	$7,693,831	$8,072,782
09/30/24	$8,708,139	$8,314,193	$8,648,495
12/31/24	$8,196,807	$7,682,297	$7,974,644
03/31/25	$8,254,854	$8,084,504	$8,090,906
06/30/25	$9,647,975	$9,057,172	$9,256,742

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	19.74%	6.51%	6.79%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%
MSCI ACWI ex USA IMI Growth Index	14.67%	7.27%	6.35%

AssetsNet	$ 351,680,125
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,332,603
InvestmentCompanyPortfolioTurnover	14.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	16.7%
Industrials	16.2%
Financials	16.0%
Consumer Discretionary	10.1%
Health Care	9.6%
Materials	9.4%
Consumer Staples	7.5%
Communication Services	6.3%
Energy	4.0%
Real Estate	0.4%
Cash and Cash Equivalents	3.9%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	9.8%
India	9.8%
France	8.9%
China	8.3%
United Kingdom	7.3%
Netherlands	7.1%
Korea, Republic of	7.1%
Israel	4.7%
Canada	4.5%
Others	32.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
Constellation Software, Inc.	2.7%
eDreams ODIGEO SA	2.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.6%
BNP Paribas S.A.	2.6%
Linde Public Limited Company	2.5%
Ajinomoto Co., Inc.	2.3%
Argenx SE	2.2%
Waga Energy SA	2.1%
Oddity Tech Ltd.	2.1%
Total	25.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000082256
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Fund
Class Name	Retail
Trading Symbol	BREFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$64	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.32%	[22]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
06/30/15	$10,000	$10,000	$10,000	$10,000
09/30/15	$9,003	$9,356	$9,713	$10,176
12/31/15	$9,476	$10,015	$10,312	$10,855
03/31/16	$9,042	$10,150	$10,740	$11,492
06/30/16	$9,089	$10,399	$11,130	$12,240
09/30/16	$9,285	$10,800	$11,140	$12,024
12/31/16	$9,286	$11,213	$11,163	$11,629
03/31/17	$9,996	$11,893	$11,801	$11,709
06/30/17	$10,738	$12,260	$12,176	$11,866
09/30/17	$11,103	$12,810	$12,448	$11,941
12/31/17	$12,169	$13,661	$13,176	$12,065
03/31/18	$11,506	$13,557	$12,480	$11,053
06/30/18	$11,638	$14,023	$13,082	$12,129
09/30/18	$11,307	$15,104	$13,332	$12,224
12/31/18	$9,464	$13,062	$11,763	$11,362
03/31/19	$11,264	$14,845	$13,619	$13,171
06/30/19	$11,734	$15,483	$14,105	$13,301
09/30/19	$12,296	$15,746	$14,883	$14,283
12/31/19	$13,639	$17,175	$15,317	$14,126
03/31/20	$10,920	$13,809	$10,907	$10,279
06/30/20	$14,176	$16,645	$13,281	$11,449
09/30/20	$16,813	$18,132	$14,464	$11,603
12/31/20	$19,620	$20,335	$15,962	$12,897
03/31/21	$21,782	$21,590	$17,909	$13,993
06/30/21	$22,780	$23,436	$19,160	$15,636
09/30/21	$22,386	$23,572	$19,180	$15,753
12/31/21	$24,335	$26,172	$21,796	$18,276
03/31/22	$21,711	$24,968	$19,391	$17,494
06/30/22	$17,217	$20,948	$16,072	$14,492
09/30/22	$16,374	$19,925	$15,270	$13,003
12/31/22	$17,372	$21,432	$16,600	$13,640
03/31/23	$18,588	$23,038	$17,385	$13,966
06/30/23	$19,947	$25,053	$18,609	$14,292
09/30/23	$18,307	$24,232	$17,478	$13,246
12/31/23	$21,663	$27,066	$20,432	$15,313
03/31/24	$23,447	$29,923	$21,778	$15,218
06/30/24	$21,276	$31,204	$20,900	$15,185
09/30/24	$25,069	$33,041	$24,162	$17,582
12/31/24	$24,303	$33,837	$23,028	$16,459
03/31/25	$22,660	$32,392	$22,312	$16,584
06/30/25	$23,466	$35,936	$23,679	$16,342

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	10.29%	10.61%	8.90%
MSCI USA IMI Extended Real Estate Index	13.30%	12.26%	9.00%
MSCI US REIT Index	7.63%	7.37%	5.03%
S&P 500 Index	15.16%	16.64%	13.65%

AssetsNet	$ 2,132,580,484
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 10,493,293
InvestmentCompanyPortfolioTurnover	60.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	44.1%
Consumer Discretionary	24.5%
Financials	12.3%
Materials	8.4%
Industrials	6.0%
Information Technology	2.3%
Cash and Cash Equivalents	2.4%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Jones Lang LaSalle, Inc.	6.1%
Brookfield Corp.	5.7%
CBRE Group, Inc.	5.5%
Welltower, Inc.	5.5%
Toll Brothers, Inc.	4.3%
American Tower Corp.	4.3%
Equinix, Inc.	3.9%
CoStar Group, Inc.	3.8%
Wynn Resorts Ltd.	3.3%
SiteOne Landscape Supply, Inc.	3.2%
Total	45.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000082257
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Fund
Class Name	Institutional
Trading Symbol	BREIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[23]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
06/30/15	$1,000,000	$1,000,000	$1,000,000	$1,000,001
09/30/15	$900,903	$935,616	$971,345	$1,017,546
12/31/15	$948,890	$1,001,507	$1,031,239	$1,085,443
03/31/16	$905,917	$1,015,006	$1,073,957	$1,149,173
06/30/16	$911,337	$1,039,928	$1,112,958	$1,223,951
09/30/16	$931,468	$1,079,985	$1,114,048	$1,202,359
12/31/16	$932,276	$1,121,286	$1,116,252	$1,162,893
03/31/17	$1,004,349	$1,189,305	$1,180,117	$1,170,850
06/30/17	$1,079,149	$1,226,034	$1,217,638	$1,186,594
09/30/17	$1,116,939	$1,280,965	$1,244,771	$1,194,045
12/31/17	$1,225,172	$1,366,081	$1,317,605	$1,206,426
03/31/18	$1,159,035	$1,355,711	$1,248,041	$1,105,247
06/30/18	$1,172,915	$1,402,264	$1,308,175	$1,212,909
09/30/18	$1,140,566	$1,510,390	$1,333,161	$1,222,355
12/31/18	$955,174	$1,306,189	$1,176,292	$1,136,122
03/31/19	$1,137,607	$1,484,456	$1,361,882	$1,317,030
06/30/19	$1,185,592	$1,548,344	$1,410,510	$1,330,095
09/30/19	$1,243,308	$1,574,640	$1,488,334	$1,428,225
12/31/19	$1,379,693	$1,717,460	$1,531,700	$1,412,560
03/31/20	$1,105,616	$1,380,872	$1,090,711	$1,027,826
06/30/20	$1,436,577	$1,664,549	$1,328,054	$1,144,884
09/30/20	$1,704,498	$1,813,182	$1,446,434	$1,160,214
12/31/20	$1,990,621	$2,033,453	$1,596,180	$1,289,654
03/31/21	$2,211,125	$2,159,016	$1,790,857	$1,399,224
06/30/21	$2,313,917	$2,343,588	$1,916,012	$1,563,556
09/30/21	$2,275,472	$2,357,228	$1,917,999	$1,575,253
12/31/21	$2,475,484	$2,617,163	$2,179,576	$1,827,577
03/31/22	$2,209,142	$2,496,812	$1,939,086	$1,749,358
06/30/22	$1,753,667	$2,094,797	$1,607,193	$1,449,112
09/30/22	$1,668,457	$1,992,515	$1,526,959	$1,300,211
12/31/22	$1,771,432	$2,143,171	$1,659,970	$1,363,919
03/31/23	$1,896,598	$2,303,846	$1,738,498	$1,396,510
06/30/23	$2,037,178	$2,505,253	$1,860,924	$1,429,123
09/30/23	$1,870,406	$2,423,245	$1,747,796	$1,324,524
12/31/23	$2,214,994	$2,706,561	$2,043,216	$1,531,214
03/31/24	$2,398,390	$2,992,264	$2,177,767	$1,521,704
06/30/24	$2,177,820	$3,120,445	$2,089,988	$1,518,405
09/30/24	$2,567,450	$3,304,131	$2,416,158	$1,758,192
12/31/24	$2,491,028	$3,383,734	$2,302,805	$1,645,843
03/31/25	$2,324,338	$3,239,176	$2,231,164	$1,658,323
06/30/25	$2,408,305	$3,593,619	$2,367,901	$1,634,160

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	10.58%	10.89%	9.19%
MSCI USA IMI Extended Real Estate Index	13.30%	12.26%	9.00%
MSCI US REIT Index	7.63%	7.37%	5.03%
S&P 500 Index	15.16%	16.64%	13.65%

AssetsNet	$ 2,132,580,484
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 10,493,293
InvestmentCompanyPortfolioTurnover	60.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	44.1%
Consumer Discretionary	24.5%
Financials	12.3%
Materials	8.4%
Industrials	6.0%
Information Technology	2.3%
Cash and Cash Equivalents	2.4%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Jones Lang LaSalle, Inc.	6.1%
Brookfield Corp.	5.7%
CBRE Group, Inc.	5.5%
Welltower, Inc.	5.5%
Toll Brothers, Inc.	4.3%
American Tower Corp.	4.3%
Equinix, Inc.	3.9%
CoStar Group, Inc.	3.8%
Wynn Resorts Ltd.	3.3%
SiteOne Landscape Supply, Inc.	3.2%
Total	45.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165214
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Fund
Class Name	R6
Trading Symbol	BREUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[24]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.
Line Graph [Table Text Block]
	R6	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
06/30/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
09/30/15	$4,504,513	$4,678,080	$4,856,723	$5,087,730
12/31/15	$4,744,448	$5,007,534	$5,156,197	$5,427,213
03/31/16	$4,529,583	$5,075,029	$5,369,785	$5,745,860
06/30/16	$4,556,683	$5,199,641	$5,564,790	$6,119,751
09/30/16	$4,659,276	$5,399,924	$5,570,241	$6,011,790
12/31/16	$4,661,850	$5,606,431	$5,581,258	$5,814,462
03/31/17	$5,022,252	$5,946,526	$5,900,583	$5,854,248
06/30/17	$5,396,291	$6,130,168	$6,088,188	$5,932,966
09/30/17	$5,585,259	$6,404,825	$6,223,854	$5,970,223
12/31/17	$6,126,481	$6,830,405	$6,588,024	$6,032,129
03/31/18	$5,795,761	$6,778,555	$6,240,204	$5,526,234
06/30/18	$5,867,213	$7,011,321	$6,540,876	$6,064,542
09/30/18	$5,703,813	$7,551,948	$6,665,805	$6,111,772
12/31/18	$4,776,693	$6,530,943	$5,881,460	$5,680,606
03/31/19	$5,689,019	$7,422,278	$6,809,411	$6,585,147
06/30/19	$5,928,986	$7,741,722	$7,052,551	$6,650,472
09/30/19	$6,218,046	$7,873,200	$7,441,670	$7,141,122
12/31/19	$6,902,723	$8,587,300	$7,658,499	$7,062,796
03/31/20	$5,529,420	$6,904,359	$5,453,557	$5,139,128
06/30/20	$7,184,625	$8,322,746	$6,640,270	$5,724,417
09/30/20	$8,524,773	$9,065,909	$7,232,170	$5,801,069
12/31/20	$9,955,769	$10,167,263	$7,980,901	$6,448,264
03/31/21	$11,058,587	$10,795,078	$8,954,285	$6,996,118
06/30/21	$11,572,683	$11,717,940	$9,580,060	$7,817,774
09/30/21	$11,380,406	$11,786,142	$9,589,997	$7,876,260
12/31/21	$12,380,901	$13,085,813	$10,897,881	$9,137,881
03/31/22	$11,048,817	$12,484,060	$9,695,428	$8,746,786
06/30/22	$8,770,803	$10,473,984	$8,035,966	$7,245,557
09/30/22	$8,344,633	$9,962,577	$7,634,796	$6,501,051
12/31/22	$8,859,655	$10,715,856	$8,299,850	$6,819,591
03/31/23	$9,485,659	$11,519,229	$8,692,492	$6,982,547
06/30/23	$10,188,757	$12,526,265	$9,304,618	$7,145,610
09/30/23	$9,354,822	$12,116,226	$8,738,982	$6,622,618
12/31/23	$11,078,078	$13,532,804	$10,216,078	$7,656,065
03/31/24	$11,995,311	$14,961,319	$10,888,837	$7,608,513
06/30/24	$10,892,152	$15,602,225	$10,449,939	$7,592,022
09/30/24	$12,840,848	$16,520,657	$12,080,788	$8,790,953
12/31/24	$12,458,484	$16,918,668	$11,514,025	$8,229,208
03/31/25	$11,621,697	$16,195,880	$11,155,821	$8,291,612
06/30/25	$12,044,757	$17,968,094	$11,839,504	$8,170,793

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	10.58%	10.89%	9.19%
MSCI USA IMI Extended Real Estate Index	13.30%	12.26%	9.00%
MSCI US REIT Index	7.63%	7.37%	5.03%
S&P 500 Index	15.16%	16.64%	13.65%

AssetsNet	$ 2,132,580,484
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 10,493,293
InvestmentCompanyPortfolioTurnover	60.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	44.1%
Consumer Discretionary	24.5%
Financials	12.3%
Materials	8.4%
Industrials	6.0%
Information Technology	2.3%
Cash and Cash Equivalents	2.4%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Jones Lang LaSalle, Inc.	6.1%
Brookfield Corp.	5.7%
CBRE Group, Inc.	5.5%
Welltower, Inc.	5.5%
Toll Brothers, Inc.	4.3%
American Tower Corp.	4.3%
Equinix, Inc.	3.9%
CoStar Group, Inc.	3.8%
Wynn Resorts Ltd.	3.3%
SiteOne Landscape Supply, Inc.	3.2%
Total	45.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000095861
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Fund
Class Name	Retail
Trading Symbol	BEXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$74	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.36%	[25]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
	Retail	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
06/30/15	$10,000	$10,000	$10,000
09/30/15	$8,569	$8,211	$8,333
12/31/15	$8,855	$8,264	$8,566
03/31/16	$8,922	$8,737	$8,820
06/30/16	$9,340	$8,795	$8,945
09/30/16	$10,019	$9,588	$9,782
12/31/16	$9,187	$9,189	$9,065
03/31/17	$10,378	$10,241	$10,204
06/30/17	$11,041	$10,883	$11,076
09/30/17	$12,152	$11,742	$12,127
12/31/17	$12,892	$12,615	$13,118
03/31/18	$12,993	$12,776	$13,248
06/30/18	$11,765	$11,775	$12,323
09/30/18	$11,177	$11,647	$11,661
12/31/18	$10,485	$10,777	$10,700
03/31/19	$11,723	$11,846	$11,930
06/30/19	$11,757	$11,918	$11,939
09/30/19	$11,354	$11,412	$11,677
12/31/19	$12,423	$12,763	$13,224
03/31/20	$9,309	$9,751	$10,534
06/30/20	$11,781	$11,514	$12,932
09/30/20	$13,300	$12,614	$14,756
12/31/20	$16,010	$15,099	$17,291
03/31/21	$15,976	$15,444	$17,515
06/30/21	$16,744	$16,224	$18,421
09/30/21	$15,655	$14,911	$16,586
12/31/21	$15,008	$14,715	$16,340
03/31/22	$12,882	$13,689	$14,730
06/30/22	$11,545	$12,121	$12,839
09/30/22	$10,234	$10,719	$11,382
12/31/22	$11,108	$11,759	$12,438
03/31/23	$11,391	$12,224	$12,969
06/30/23	$11,819	$12,334	$12,998
09/30/23	$11,228	$11,973	$12,480
12/31/23	$11,991	$12,914	$13,444
03/31/24	$12,275	$13,184	$13,794
06/30/24	$12,783	$13,881	$14,536
09/30/24	$13,934	$15,092	$15,793
12/31/24	$12,906	$13,884	$14,713
03/31/25	$13,287	$14,290	$14,768
06/30/25	$15,311	$16,003	$16,918

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	19.78%	5.38%	4.35%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI Emerging Markets IMI Growth Index	16.39%	5.52%	5.40%

AssetsNet	$ 4,012,242,488
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 18,173,780
InvestmentCompanyPortfolioTurnover	23.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	23.1%
Information Technology	21.2%
Consumer Discretionary	16.2%
Financials	15.8%
Communication Services	10.0%
Health Care	3.6%
Consumer Staples	3.2%
Materials	2.5%
Energy	1.5%
Real Estate	1.3%
Utilities	1.0%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
India	29.4%
China	26.4%
Korea, Republic of	16.3%
Taiwan	13.2%
Brazil	4.5%
Poland	2.1%
Peru	1.8%
Philippines	1.1%
South Africa	1.0%
Others	4.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
Tencent Holdings Limited	4.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3.7%
Bharti Airtel Ltd.	2.7%
Alibaba Group Holding Limited	2.4%
Bajaj Finance Limited	2.3%
Contemporary Amperex Technology Co. Ltd.	2.1%
Full Truck Alliance Co. Ltd.	2.0%
HD Hyundai Heavy Industries Co. Ltd.	1.9%
Kingdee International Software Group Co. Ltd.	1.9%
Total	32.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000095862
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Fund
Class Name	Institutional
Trading Symbol	BEXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%	[26]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
	Institutional	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
06/30/15	$1,000,000	$1,000,000	$1,000,000
09/30/15	$857,381	$821,052	$833,309
12/31/15	$886,634	$826,447	$856,552
03/31/16	$894,169	$873,670	$881,964
06/30/16	$936,868	$879,451	$894,474
09/30/16	$1,005,521	$958,850	$978,183
12/31/16	$922,775	$918,909	$906,537
03/31/17	$1,042,954	$1,024,071	$1,020,374
06/30/17	$1,110,187	$1,088,277	$1,107,564
09/30/17	$1,222,362	$1,174,182	$1,212,688
12/31/17	$1,297,674	$1,261,516	$1,311,776
03/31/18	$1,308,650	$1,277,627	$1,324,801
06/30/18	$1,186,228	$1,177,545	$1,232,283
09/30/18	$1,127,127	$1,164,651	$1,166,123
12/31/18	$1,057,795	$1,077,729	$1,069,957
03/31/19	$1,184,188	$1,184,585	$1,192,988
06/30/19	$1,187,581	$1,191,770	$1,193,880
09/30/19	$1,147,907	$1,141,160	$1,167,697
12/31/19	$1,257,324	$1,276,273	$1,322,448
03/31/20	$942,780	$975,082	$1,053,406
06/30/20	$1,194,245	$1,151,394	$1,293,195
09/30/20	$1,348,533	$1,261,443	$1,475,606
12/31/20	$1,624,718	$1,509,895	$1,729,068
03/31/21	$1,622,161	$1,544,417	$1,751,516
06/30/21	$1,700,584	$1,622,363	$1,842,126
09/30/21	$1,590,621	$1,491,073	$1,658,552
12/31/21	$1,526,069	$1,471,526	$1,634,005
03/31/22	$1,310,788	$1,368,880	$1,472,956
06/30/22	$1,175,369	$1,212,140	$1,283,905
09/30/22	$1,042,554	$1,071,875	$1,138,200
12/31/22	$1,131,965	$1,175,876	$1,243,804
03/31/23	$1,162,348	$1,222,373	$1,296,852
06/30/23	$1,206,619	$1,233,356	$1,299,826
09/30/23	$1,147,590	$1,197,262	$1,248,003
12/31/23	$1,225,769	$1,291,441	$1,344,370
03/31/24	$1,256,369	$1,318,415	$1,379,379
06/30/24	$1,308,827	$1,388,112	$1,453,588
09/30/24	$1,427,475	$1,509,193	$1,579,313
12/31/24	$1,322,604	$1,388,354	$1,471,276
03/31/25	$1,362,256	$1,428,997	$1,476,779
06/30/25	$1,571,969	$1,600,300	$1,691,802

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	20.11%	5.65%	4.63%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI Emerging Markets IMI Growth Index	16.39%	5.52%	5.40%

AssetsNet	$ 4,012,242,488
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 18,173,780
InvestmentCompanyPortfolioTurnover	23.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	23.1%
Information Technology	21.2%
Consumer Discretionary	16.2%
Financials	15.8%
Communication Services	10.0%
Health Care	3.6%
Consumer Staples	3.2%
Materials	2.5%
Energy	1.5%
Real Estate	1.3%
Utilities	1.0%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
India	29.4%
China	26.4%
Korea, Republic of	16.3%
Taiwan	13.2%
Brazil	4.5%
Poland	2.1%
Peru	1.8%
Philippines	1.1%
South Africa	1.0%
Others	4.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
Tencent Holdings Limited	4.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3.7%
Bharti Airtel Ltd.	2.7%
Alibaba Group Holding Limited	2.4%
Bajaj Finance Limited	2.3%
Contemporary Amperex Technology Co. Ltd.	2.1%
Full Truck Alliance Co. Ltd.	2.0%
HD Hyundai Heavy Industries Co. Ltd.	1.9%
Kingdee International Software Group Co. Ltd.	1.9%
Total	32.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165215
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Fund
Class Name	R6
Trading Symbol	BEXUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$60	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%	[27]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
	R6	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
06/30/15	$5,000,000	$5,000,000	$5,000,000
09/30/15	$4,286,906	$4,105,259	$4,166,543
12/31/15	$4,433,169	$4,132,233	$4,282,759
03/31/16	$4,475,030	$4,368,347	$4,409,822
06/30/16	$4,688,526	$4,397,257	$4,472,370
09/30/16	$5,027,607	$4,794,247	$4,890,914
12/31/16	$4,618,184	$4,594,542	$4,532,687
03/31/17	$5,214,893	$5,120,355	$5,101,869
06/30/17	$5,551,066	$5,441,383	$5,537,822
09/30/17	$6,116,154	$5,870,912	$6,063,440
12/31/17	$6,492,700	$6,307,577	$6,558,878
03/31/18	$6,547,580	$6,388,136	$6,624,006
06/30/18	$5,935,459	$5,887,725	$6,161,416
09/30/18	$5,639,952	$5,823,253	$5,830,614
12/31/18	$5,293,244	$5,388,644	$5,349,785
03/31/19	$5,920,969	$5,922,924	$5,964,938
06/30/19	$5,942,175	$5,958,850	$5,969,400
09/30/19	$5,743,808	$5,705,801	$5,838,487
12/31/19	$6,286,631	$6,381,363	$6,612,240
03/31/20	$4,718,170	$4,875,411	$5,267,030
06/30/20	$5,971,234	$5,756,967	$6,465,975
09/30/20	$6,746,940	$6,307,214	$7,378,032
12/31/20	$8,127,868	$7,549,473	$8,645,342
03/31/21	$8,115,081	$7,722,083	$8,757,578
06/30/21	$8,507,197	$8,111,815	$9,210,632
09/30/21	$7,957,383	$7,455,366	$8,292,758
12/31/21	$7,634,499	$7,357,630	$8,170,024
03/31/22	$6,558,117	$6,844,397	$7,364,779
06/30/22	$5,881,038	$6,060,698	$6,419,524
09/30/22	$5,216,980	$5,359,372	$5,690,998
12/31/22	$5,664,026	$5,879,379	$6,219,021
03/31/23	$5,815,935	$6,111,864	$6,484,258
06/30/23	$6,037,287	$6,166,780	$6,499,130
09/30/23	$5,737,810	$5,986,307	$6,240,016
12/31/23	$6,132,670	$6,457,204	$6,721,851
03/31/24	$6,281,288	$6,592,075	$6,896,897
06/30/24	$6,543,555	$6,940,560	$7,267,940
09/30/24	$7,141,114	$7,545,965	$7,896,565
12/31/24	$6,616,699	$6,941,770	$7,356,381
03/31/25	$6,814,936	$7,144,983	$7,383,893
06/30/25	$7,858,982	$8,001,500	$8,459,012

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	20.10%	5.65%	4.63%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI Emerging Markets IMI Growth Index	16.39%	5.52%	5.40%

AssetsNet	$ 4,012,242,488
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 18,173,780
InvestmentCompanyPortfolioTurnover	23.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	23.1%
Information Technology	21.2%
Consumer Discretionary	16.2%
Financials	15.8%
Communication Services	10.0%
Health Care	3.6%
Consumer Staples	3.2%
Materials	2.5%
Energy	1.5%
Real Estate	1.3%
Utilities	1.0%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
India	29.4%
China	26.4%
Korea, Republic of	16.3%
Taiwan	13.2%
Brazil	4.5%
Poland	2.1%
Peru	1.8%
Philippines	1.1%
South Africa	1.0%
Others	4.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
Tencent Holdings Limited	4.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3.7%
Bharti Airtel Ltd.	2.7%
Alibaba Group Holding Limited	2.4%
Bajaj Finance Limited	2.3%
Contemporary Amperex Technology Co. Ltd.	2.1%
Full Truck Alliance Co. Ltd.	2.0%
HD Hyundai Heavy Industries Co. Ltd.	1.9%
Kingdee International Software Group Co. Ltd.	1.9%
Total	32.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000112440
Shareholder Report [Line Items]
Fund Name	Baron Global Advantage Fund
Class Name	Retail
Trading Symbol	BGAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Global Advantage Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$60	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[28]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
	Retail	MSCI ACWI Index	MSCI ACWI Growth Index
06/30/15	$10,000	$10,000	$10,000
09/30/15	$8,169	$9,055	$9,141
12/31/15	$9,292	$9,510	$9,687
03/31/16	$8,831	$9,533	$9,658
06/30/16	$8,918	$9,627	$9,730
09/30/16	$9,900	$10,137	$10,244
12/31/16	$9,185	$10,258	$10,004
03/31/17	$10,748	$10,967	$10,913
06/30/17	$11,596	$11,436	$11,537
09/30/17	$12,511	$12,028	$12,201
12/31/17	$13,740	$12,717	$13,005
03/31/18	$14,676	$12,585	$13,079
06/30/18	$15,491	$12,662	$13,389
09/30/18	$15,430	$13,203	$13,999
12/31/18	$13,206	$11,520	$11,947
03/31/19	$16,653	$12,922	$13,677
06/30/19	$17,782	$13,389	$14,348
09/30/19	$17,080	$13,386	$14,386
12/31/19	$19,158	$14,584	$15,857
03/31/20	$17,688	$11,468	$13,366
06/30/20	$25,878	$13,672	$16,726
09/30/20	$29,251	$14,784	$18,733
12/31/20	$34,294	$16,954	$21,185
03/31/21	$33,646	$17,730	$21,244
06/30/21	$37,628	$19,040	$23,365
09/30/21	$35,764	$18,840	$23,196
12/31/21	$34,521	$20,097	$24,808
03/31/22	$26,646	$19,020	$22,397
06/30/22	$18,016	$16,041	$17,883
09/30/22	$18,316	$14,947	$16,822
12/31/22	$16,676	$16,407	$17,711
03/31/23	$18,234	$17,605	$20,152
06/30/23	$19,391	$18,693	$22,005
09/30/23	$18,207	$18,057	$20,928
12/31/23	$20,888	$20,049	$23,594
03/31/24	$21,623	$21,681	$25,823
06/30/24	$22,337	$22,315	$27,439
09/30/24	$23,555	$23,791	$28,556
12/31/24	$26,338	$23,556	$29,310
03/31/25	$23,847	$23,244	$27,310
06/30/25	$29,243	$25,923	$32,023

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	30.92%	2.48%	11.33%
MSCI ACWI Index	16.17%	13.65%	9.99%
MSCI ACWI Growth Index	16.71%	13.87%	12.34%

AssetsNet	$ 623,419,250
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,199,425
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	45.9%
Consumer Discretionary	23.3%
Industrials	14.3%
Financials	10.1%
Health Care	5.0%
Materials	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	1.3%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	42.8%
Argentina	10.4%
Netherlands	8.8%
Canada	8.6%
India	6.8%
Korea, Republic of	5.3%
Brazil	3.2%
Israel	2.9%
China	2.6%
Others	8.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Space Exploration Technologies Corp.	9.7%
MercadoLibre, Inc.	9.6%
NVIDIA Corp.	9.0%
Shopify, Inc.	8.6%
Coupang, Inc.	5.3%
Cloudflare, Inc.	4.1%
Bajaj Finance Limited	3.6%
Snowflake, Inc.	3.4%
Datadog, Inc.	3.3%
Argenx SE	3.3%
Total	60.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000112441
Shareholder Report [Line Items]
Fund Name	Baron Global Advantage Fund
Class Name	Institutional
Trading Symbol	BGAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Global Advantage Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[29]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
	Institutional	MSCI ACWI Index	MSCI ACWI Growth Index
06/30/15	$1,000,000	$1,000,000	$1,000,000
09/30/15	$817,241	$905,465	$914,149
12/31/15	$930,193	$951,028	$968,728
03/31/16	$884,347	$953,301	$965,808
06/30/16	$893,649	$962,703	$972,976
09/30/16	$992,648	$1,013,741	$1,024,370
12/31/16	$921,555	$1,025,829	$1,000,372
03/31/17	$1,078,359	$1,096,653	$1,091,266
06/30/17	$1,163,405	$1,143,558	$1,153,650
09/30/17	$1,256,425	$1,202,810	$1,220,069
12/31/17	$1,380,672	$1,271,722	$1,300,504
03/31/18	$1,475,684	$1,258,549	$1,307,937
06/30/18	$1,558,073	$1,266,195	$1,338,890
09/30/18	$1,553,422	$1,320,333	$1,399,947
12/31/18	$1,330,176	$1,151,979	$1,194,744
03/31/19	$1,678,333	$1,292,231	$1,367,720
06/30/19	$1,793,279	$1,338,930	$1,434,776
09/30/19	$1,723,514	$1,338,568	$1,438,598
12/31/19	$1,934,801	$1,458,363	$1,585,718
03/31/20	$1,787,299	$1,146,813	$1,336,554
06/30/20	$2,616,499	$1,367,187	$1,672,578
09/30/20	$2,959,342	$1,478,355	$1,873,268
12/31/20	$3,472,276	$1,695,423	$2,118,503
03/31/21	$3,408,492	$1,772,962	$2,124,449
06/30/21	$3,814,454	$1,904,019	$2,336,501
09/30/21	$3,627,087	$1,883,976	$2,319,565
12/31/21	$3,503,504	$2,009,712	$2,480,807
03/31/22	$2,705,532	$1,902,004	$2,239,660
06/30/22	$1,830,486	$1,604,143	$1,788,267
09/30/22	$1,862,359	$1,494,731	$1,682,241
12/31/22	$1,696,620	$1,640,665	$1,771,065
03/31/23	$1,856,271	$1,760,512	$2,015,184
06/30/23	$1,975,332	$1,869,305	$2,200,478
09/30/23	$1,855,594	$1,805,662	$2,092,806
12/31/23	$2,130,246	$2,004,908	$2,359,437
03/31/24	$2,206,689	$2,168,096	$2,582,320
06/30/24	$2,281,102	$2,231,481	$2,743,934
09/30/24	$2,407,605	$2,379,068	$2,855,588
12/31/24	$2,693,081	$2,355,564	$2,930,980
03/31/25	$2,440,076	$2,324,362	$2,730,980
06/30/25	$2,993,439	$2,592,262	$3,202,336

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	31.23%	2.73%	11.59%
MSCI ACWI Index	16.17%	13.65%	9.99%
MSCI ACWI Growth Index	16.71%	13.87%	12.34%

AssetsNet	$ 623,419,250
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,199,425
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	45.9%
Consumer Discretionary	23.3%
Industrials	14.3%
Financials	10.1%
Health Care	5.0%
Materials	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	1.3%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	42.8%
Argentina	10.4%
Netherlands	8.8%
Canada	8.6%
India	6.8%
Korea, Republic of	5.3%
Brazil	3.2%
Israel	2.9%
China	2.6%
Others	8.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Space Exploration Technologies Corp.	9.7%
MercadoLibre, Inc.	9.6%
NVIDIA Corp.	9.0%
Shopify, Inc.	8.6%
Coupang, Inc.	5.3%
Cloudflare, Inc.	4.1%
Bajaj Finance Limited	3.6%
Snowflake, Inc.	3.4%
Datadog, Inc.	3.3%
Argenx SE	3.3%
Total	60.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174764
Shareholder Report [Line Items]
Fund Name	Baron Global Advantage Fund
Class Name	R6
Trading Symbol	BGLUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Global Advantage Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[30]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
	R6	MSCI ACWI Index	MSCI ACWI Growth Index
06/30/15	$5,000,000	$5,000,000	$5,000,000
09/30/15	$4,086,203	$4,527,327	$4,570,746
12/31/15	$4,650,963	$4,755,140	$4,843,642
03/31/16	$4,421,737	$4,766,505	$4,829,042
06/30/16	$4,468,247	$4,813,514	$4,864,879
09/30/16	$4,966,564	$5,068,705	$5,121,848
12/31/16	$4,607,776	$5,129,146	$5,001,858
03/31/17	$5,395,117	$5,483,263	$5,456,331
06/30/17	$5,820,348	$5,717,791	$5,768,251
09/30/17	$6,285,445	$6,014,051	$6,100,345
12/31/17	$6,906,681	$6,358,611	$6,502,522
03/31/18	$7,385,065	$6,292,747	$6,539,687
06/30/18	$7,793,686	$6,330,974	$6,694,452
09/30/18	$7,770,431	$6,601,663	$6,999,735
12/31/18	$6,654,200	$5,759,893	$5,973,719
03/31/19	$8,398,311	$6,461,153	$6,838,598
06/30/19	$8,973,037	$6,694,648	$7,173,878
09/30/19	$8,620,893	$6,692,840	$7,192,992
12/31/19	$9,677,326	$7,291,817	$7,928,590
03/31/20	$8,939,816	$5,734,063	$6,682,771
06/30/20	$13,089,140	$6,835,933	$8,362,888
09/30/20	$14,806,674	$7,391,776	$9,366,339
12/31/20	$17,368,026	$8,477,115	$10,592,514
03/31/21	$17,052,425	$8,864,810	$10,622,246
06/30/21	$19,082,238	$9,520,095	$11,682,506
09/30/21	$18,145,401	$9,419,878	$11,597,823
12/31/21	$17,527,487	$10,048,559	$12,404,035
03/31/22	$13,537,625	$9,510,022	$11,198,301
06/30/22	$9,159,076	$8,020,715	$8,941,333
09/30/22	$9,318,438	$7,473,654	$8,411,203
12/31/22	$8,489,757	$8,203,327	$8,855,323
03/31/23	$9,287,997	$8,802,562	$10,075,922
06/30/23	$9,883,295	$9,346,523	$11,002,389
09/30/23	$9,284,614	$9,028,309	$10,464,030
12/31/23	$10,657,858	$10,024,538	$11,797,186
03/31/24	$11,036,684	$10,840,479	$12,911,601
06/30/24	$11,412,127	$11,157,403	$13,719,671
09/30/24	$12,041,249	$11,895,340	$14,277,940
12/31/24	$13,471,993	$11,777,818	$14,654,898
03/31/25	$12,203,603	$11,621,810	$13,654,898
06/30/25	$14,973,766	$12,961,308	$16,011,680

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	31.21%	2.73%	11.59%
MSCI ACWI Index	16.17%	13.65%	9.99%
MSCI ACWI Growth Index	16.71%	13.87%	12.34%

AssetsNet	$ 623,419,250
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,199,425
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	45.9%
Consumer Discretionary	23.3%
Industrials	14.3%
Financials	10.1%
Health Care	5.0%
Materials	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	1.3%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	42.8%
Argentina	10.4%
Netherlands	8.8%
Canada	8.6%
India	6.8%
Korea, Republic of	5.3%
Brazil	3.2%
Israel	2.9%
China	2.6%
Others	8.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Space Exploration Technologies Corp.	9.7%
MercadoLibre, Inc.	9.6%
NVIDIA Corp.	9.0%
Shopify, Inc.	8.6%
Coupang, Inc.	5.3%
Cloudflare, Inc.	4.1%
Bajaj Finance Limited	3.6%
Snowflake, Inc.	3.4%
Datadog, Inc.	3.3%
Argenx SE	3.3%
Total	60.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196927
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Income Fund
Class Name	Retail
Trading Symbol	BRIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[31]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	S&P 500 Index	MSCI US REIT Index
12/29/17	$10,000	$10,000	$10,000
12/31/17	$10,000	$10,000	$10,000
3/31/18	$9,390	$9,924	$9,162
6/30/18	$9,975	$10,265	$10,054
9/30/18	$10,006	$11,056	$10,132
12/31/18	$8,867	$9,562	$9,417
3/31/19	$10,451	$10,867	$10,917
6/30/19	$10,694	$11,334	$11,025
9/30/19	$11,408	$11,527	$11,839
12/31/19	$12,118	$12,572	$11,709
3/31/20	$10,195	$10,108	$8,520
6/30/20	$11,937	$12,185	$9,490
9/30/20	$12,941	$13,273	$9,617
12/31/20	$14,787	$14,885	$10,690
3/31/21	$15,892	$15,804	$11,598
6/30/21	$17,217	$17,156	$12,961
9/30/21	$16,927	$17,255	$13,057
12/31/21	$19,087	$19,158	$15,149
3/31/22	$18,530	$18,277	$14,501
6/30/22	$15,115	$15,334	$12,012
9/30/22	$13,541	$14,586	$10,778
12/31/22	$13,818	$15,688	$11,306
3/31/23	$14,456	$16,865	$11,576
6/30/23	$14,925	$18,339	$11,846
9/30/23	$13,962	$17,739	$10,979
12/31/23	$15,917	$19,813	$12,692
3/31/24	$16,223	$21,904	$12,614
6/30/24	$15,909	$22,842	$12,586
9/30/24	$18,480	$24,187	$14,574
12/31/24	$18,648	$24,770	$13,643
3/31/25	$18,441	$23,711	$13,746
6/30/25	$18,398	$26,306	$13,546

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	15.65%	9.04%	8.46%
MSCI US REIT Index	7.63%	7.37%	4.13%
S&P 500 Index	15.16%	16.64%	13.76%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 239,785,662
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 717,920
InvestmentCompanyPortfolioTurnover	99.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	80.0%
Financials	8.2%
Consumer Discretionary	5.5%
Information Technology	1.9%
Materials	1.8%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Welltower, Inc.	9.2%
American Tower Corp.	9.0%
Equinix, Inc.	6.9%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	4.0%
EastGroup Properties, Inc.	3.9%
Brookfield Corp.	3.8%
Smartstop Self Storage REIT, Inc.	3.6%
Digital Realty Trust, Inc.	3.1%
Vornado Realty Trust	3.1%
Total	53.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196928
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Income Fund
Class Name	Institutional
Trading Symbol	BRIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[32]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	S&P 500 Index	MSCI US REIT Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
12/31/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$940,000	$992,409	$916,133
6/30/18	$998,508	$1,026,487	$1,005,373
9/30/18	$1,002,593	$1,105,637	$1,013,203
12/31/18	$889,736	$956,158	$941,725
3/31/19	$1,049,110	$1,086,653	$1,091,679
6/30/19	$1,073,502	$1,133,421	$1,102,508
9/30/19	$1,142,797	$1,152,670	$1,183,848
12/31/19	$1,214,860	$1,257,217	$1,170,863
3/31/20	$1,023,575	$1,010,827	$851,959
6/30/20	$1,197,739	$1,218,485	$948,988
9/30/20	$1,299,230	$1,327,287	$961,695
12/31/20	$1,485,821	$1,488,530	$1,068,986
3/31/21	$1,598,482	$1,580,445	$1,159,809
6/30/21	$1,733,020	$1,715,556	$1,296,022
9/30/21	$1,705,139	$1,725,541	$1,305,718
12/31/21	$1,925,315	$1,915,818	$1,514,868
3/31/22	$1,869,667	$1,827,719	$1,450,033
6/30/22	$1,525,035	$1,533,435	$1,201,161
9/30/22	$1,367,663	$1,458,563	$1,077,737
12/31/22	$1,396,373	$1,568,846	$1,130,544
3/31/23	$1,462,378	$1,686,464	$1,157,559
6/30/23	$1,510,709	$1,833,898	$1,184,592
9/30/23	$1,413,162	$1,773,866	$1,097,891
12/31/23	$1,612,935	$1,981,259	$1,269,214
3/31/24	$1,644,526	$2,190,400	$1,261,331
6/30/24	$1,613,032	$2,284,231	$1,258,597
9/30/24	$1,875,084	$2,418,694	$1,457,355
12/31/24	$1,892,961	$2,476,964	$1,364,229
3/31/25	$1,874,471	$2,371,145	$1,374,575
6/30/25	$1,870,154	$2,630,605	$1,354,545

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	15.94%	9.32%	8.70%
MSCI US REIT Index	7.63%	7.37%	4.13%
S&P 500 Index	15.16%	16.64%	13.76%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 239,785,662
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 717,920
InvestmentCompanyPortfolioTurnover	99.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	80.0%
Financials	8.2%
Consumer Discretionary	5.5%
Information Technology	1.9%
Materials	1.8%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Welltower, Inc.	9.2%
American Tower Corp.	9.0%
Equinix, Inc.	6.9%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	4.0%
EastGroup Properties, Inc.	3.9%
Brookfield Corp.	3.8%
Smartstop Self Storage REIT, Inc.	3.6%
Digital Realty Trust, Inc.	3.1%
Vornado Realty Trust	3.1%
Total	53.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196929
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Income Fund
Class Name	R6
Trading Symbol	BRIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[33]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	R6	S&P 500 Index	MSCI US REIT Index
12/29/17	$5,000,000	$5,000,000	$4,999,999
12/31/17	$5,000,000	$5,000,000	$4,999,999
3/31/18	$4,705,000	$4,962,045	$4,580,666
6/30/18	$4,997,538	$5,132,435	$5,026,866
9/30/18	$5,012,835	$5,528,185	$5,066,016
12/31/18	$4,448,569	$4,780,788	$4,708,624
3/31/19	$5,245,419	$5,433,264	$5,458,394
6/30/19	$5,372,526	$5,667,103	$5,512,541
9/30/19	$5,708,651	$5,763,348	$5,919,238
12/31/19	$6,068,938	$6,286,085	$5,854,314
3/31/20	$5,112,523	$5,054,136	$4,259,796
6/30/20	$5,983,322	$6,092,425	$4,744,939
9/30/20	$6,490,762	$6,636,436	$4,808,475
12/31/20	$7,423,695	$7,442,650	$5,344,932
3/31/21	$7,986,989	$7,902,225	$5,799,045
6/30/21	$8,659,665	$8,577,778	$6,480,111
9/30/21	$8,514,971	$8,627,704	$6,528,590
12/31/21	$9,621,126	$9,579,091	$7,574,341
3/31/22	$9,337,551	$9,138,595	$7,250,164
6/30/22	$7,619,763	$7,667,176	$6,005,804
9/30/22	$6,827,557	$7,292,816	$5,388,687
12/31/22	$6,976,529	$7,844,232	$5,652,722
3/31/23	$7,306,561	$8,432,318	$5,787,796
6/30/23	$7,548,221	$9,169,490	$5,922,958
9/30/23	$7,060,478	$8,869,332	$5,489,453
12/31/23	$8,053,838	$9,906,297	$6,346,071
3/31/24	$8,217,349	$10,952,000	$6,306,656
6/30/24	$8,059,895	$11,421,157	$6,292,986
9/30/24	$9,370,224	$12,093,469	$7,286,774
12/31/24	$9,459,632	$12,384,821	$6,821,147
3/31/25	$9,361,539	$11,855,725	$6,872,873
6/30/25	$9,339,954	$13,153,023	$6,772,727

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	15.88%	9.32%	8.68%
MSCI US REIT Index	7.63%	7.37%	4.13%
S&P 500 Index	15.16%	16.64%	13.76%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 239,785,662
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 717,920
InvestmentCompanyPortfolioTurnover	99.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	80.0%
Financials	8.2%
Consumer Discretionary	5.5%
Information Technology	1.9%
Materials	1.8%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Welltower, Inc.	9.2%
American Tower Corp.	9.0%
Equinix, Inc.	6.9%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	4.0%
EastGroup Properties, Inc.	3.9%
Brookfield Corp.	3.8%
Smartstop Self Storage REIT, Inc.	3.6%
Digital Realty Trust, Inc.	3.1%
Vornado Realty Trust	3.1%
Total	53.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000200241
Shareholder Report [Line Items]
Fund Name	Baron Health Care Fund
Class Name	R6
Trading Symbol	BHCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%	[34]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	R6	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$5,000,000	$5,000,000	$5,000,000
6/30/18	$5,240,000	$5,174,774	$5,169,101
9/30/18	$5,800,000	$5,543,420	$5,872,428
12/31/18	$4,760,000	$4,750,593	$5,242,465
3/31/19	$5,475,000	$5,417,737	$5,697,244
6/30/19	$5,825,000	$5,639,598	$5,778,840
9/30/19	$5,475,000	$5,705,158	$5,570,154
12/31/19	$6,455,000	$6,224,177	$6,401,579
3/31/20	$5,855,000	$4,923,345	$5,576,793
6/30/20	$7,300,000	$6,007,839	$6,517,950
9/30/20	$8,150,000	$6,561,008	$6,940,235
12/31/20	$9,537,612	$7,524,272	$7,639,687
3/31/21	$9,598,264	$8,001,831	$7,803,056
6/30/21	$10,690,010	$8,661,166	$8,439,848
9/30/21	$10,816,260	$8,652,357	$8,454,091
12/31/21	$11,043,325	$9,455,081	$9,060,627
3/31/22	$9,941,043	$8,956,002	$8,647,788
6/30/22	$8,951,553	$7,460,241	$8,005,630
9/30/22	$8,408,103	$7,127,176	$7,627,711
12/31/22	$9,177,137	$7,639,051	$8,508,021
3/31/23	$8,833,635	$8,187,558	$8,229,641
6/30/23	$9,653,938	$8,874,231	$8,512,817
9/30/23	$9,069,472	$8,585,482	$8,182,555
12/31/23	$9,766,729	$9,621,905	$8,751,949
3/31/24	$10,633,174	$10,585,962	$9,497,668
6/30/24	$10,361,449	$10,926,405	$9,400,994
9/30/24	$10,963,688	$11,607,020	$10,034,642
12/31/24	$9,913,151	$11,912,668	$9,056,080
3/31/25	$9,660,816	$11,350,162	$9,406,654
6/30/25	$9,171,596	$12,597,683	$8,824,260

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
R6	(11.48%)	4.67%	8.83%
Russell 3000 Health Care Index	(6.13%)	6.25%	8.25%
Russell 3000 Index	15.30%	15.96%	13.76%

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 141,438,526
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 543,455
InvestmentCompanyPortfolioTurnover	37.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	93.8%
Cash and Cash Equivalents	6.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Eli Lilly & Co.	13.1%
Argenx SE	8.6%
Boston Scientific Corp.	6.1%
Stryker Corp.	5.0%
Intuitive Surgical, Inc.	4.6%
Masimo Corp.	3.6%
Danaher Corp.	3.5%
Waters Corp.	3.5%
McKesson Corp.	3.4%
Penumbra, Inc.	3.2%
Total	54.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000200239
Shareholder Report [Line Items]
Fund Name	Baron Health Care Fund
Class Name	Retail
Trading Symbol	BHCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$52	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.10%	[35]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$10,000	$10,000	$10,000
6/30/18	$10,480	$10,350	$10,338
9/30/18	$11,590	$11,087	$11,745
12/31/18	$9,510	$9,501	$10,485
3/31/19	$10,930	$10,835	$11,394
6/30/19	$11,620	$11,279	$11,558
9/30/19	$10,910	$11,410	$11,140
12/31/19	$12,860	$12,448	$12,803
3/31/20	$11,650	$9,847	$11,154
6/30/20	$14,520	$12,016	$13,036
9/30/20	$16,200	$13,122	$13,880
12/31/20	$18,955	$15,049	$15,279
3/31/21	$19,056	$16,004	$15,606
6/30/21	$21,220	$17,322	$16,880
9/30/21	$21,452	$17,305	$16,908
12/31/21	$21,886	$18,910	$18,121
3/31/22	$19,691	$17,912	$17,296
6/30/22	$17,722	$14,920	$16,011
9/30/22	$16,635	$14,254	$15,255
12/31/22	$18,142	$15,278	$17,016
3/31/23	$17,455	$16,375	$16,459
6/30/23	$19,065	$17,748	$17,026
9/30/23	$17,896	$17,171	$16,365
12/31/23	$19,260	$19,244	$17,504
3/31/24	$20,963	$21,172	$18,995
6/30/24	$20,419	$21,853	$18,802
9/30/24	$21,588	$23,214	$20,069
12/31/24	$19,512	$23,825	$18,112
3/31/25	$18,988	$22,700	$18,813
6/30/25	$18,022	$25,195	$17,649

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Retail	(11.74%)	4.42%	8.56%
Russell 3000 Health Care Index	(6.13%)	6.25%	8.25%
Russell 3000 Index	15.30%	15.96%	13.76%

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 141,438,526
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 543,455
InvestmentCompanyPortfolioTurnover	37.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	93.8%
Cash and Cash Equivalents	6.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Eli Lilly & Co.	13.1%
Argenx SE	8.6%
Boston Scientific Corp.	6.1%
Stryker Corp.	5.0%
Intuitive Surgical, Inc.	4.6%
Masimo Corp.	3.6%
Danaher Corp.	3.5%
Waters Corp.	3.5%
McKesson Corp.	3.4%
Penumbra, Inc.	3.2%
Total	54.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000200240
Shareholder Report [Line Items]
Fund Name	Baron Health Care Fund
Class Name	Institutional
Trading Symbol	BHCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%	[36]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$1,000,000	$1,000,000	$1,000,000
6/30/18	$1,049,000	$1,034,955	$1,033,820
9/30/18	$1,160,000	$1,108,684	$1,174,486
12/31/18	$953,000	$950,119	$1,048,493
3/31/19	$1,096,000	$1,083,547	$1,139,449
6/30/19	$1,165,000	$1,127,920	$1,155,768
9/30/19	$1,095,000	$1,141,032	$1,114,031
12/31/19	$1,292,000	$1,244,835	$1,280,316
3/31/20	$1,171,000	$984,669	$1,115,359
6/30/20	$1,460,000	$1,201,568	$1,303,590
9/30/20	$1,630,000	$1,312,202	$1,388,047
12/31/20	$1,908,533	$1,504,854	$1,527,937
3/31/21	$1,919,653	$1,600,366	$1,560,611
6/30/21	$2,139,013	$1,732,233	$1,687,970
9/30/21	$2,164,263	$1,730,471	$1,690,818
12/31/21	$2,208,650	$1,891,016	$1,812,125
3/31/22	$1,989,221	$1,791,200	$1,729,558
6/30/22	$1,790,299	$1,492,048	$1,601,126
9/30/22	$1,682,635	$1,425,435	$1,525,542
12/31/22	$1,835,415	$1,527,810	$1,701,604
3/31/23	$1,767,741	$1,637,512	$1,645,928
6/30/23	$1,930,775	$1,774,846	$1,702,563
9/30/23	$1,813,882	$1,717,096	$1,636,511
12/31/23	$1,953,333	$1,924,381	$1,750,390
3/31/24	$2,127,646	$2,117,192	$1,899,534
6/30/24	$2,073,301	$2,185,281	$1,880,199
9/30/24	$2,193,748	$2,321,404	$2,006,928
12/31/24	$1,983,643	$2,382,534	$1,811,216
3/31/25	$1,933,176	$2,270,032	$1,881,331
6/30/25	$1,835,333	$2,519,537	$1,764,852

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Institutional	(11.48%)	4.68%	8.84%
Russell 3000 Health Care Index	(6.13%)	6.25%	8.25%
Russell 3000 Index	15.30%	15.96%	13.76%

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 141,438,526
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 543,455
InvestmentCompanyPortfolioTurnover	37.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	93.8%
Cash and Cash Equivalents	6.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Eli Lilly & Co.	13.1%
Argenx SE	8.6%
Boston Scientific Corp.	6.1%
Stryker Corp.	5.0%
Intuitive Surgical, Inc.	4.6%
Masimo Corp.	3.6%
Danaher Corp.	3.5%
Waters Corp.	3.5%
McKesson Corp.	3.4%
Penumbra, Inc.	3.2%
Total	54.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000216733
Shareholder Report [Line Items]
Fund Name	Baron FinTech Fund
Class Name	Retail
Trading Symbol	BFINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron FinTech Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$62	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[37]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	S&P 500 Index	FactSet Global FinTech Index - Total Return Index	MSCI ACWI Index
12/31/19	$10,000	$10,000	$10,000	$10,000
3/31/20	$8,750	$8,040	$7,262	$7,864
6/30/20	$11,540	$9,692	$10,018	$9,375
9/30/20	$12,930	$10,557	$11,061	$10,137
12/31/20	$14,690	$11,840	$13,478	$11,626
3/31/21	$14,490	$12,571	$13,852	$12,157
6/30/21	$16,910	$13,646	$14,599	$13,056
9/30/21	$17,360	$13,725	$14,057	$12,918
12/31/21	$16,900	$15,239	$12,977	$13,781
3/31/22	$14,080	$14,538	$11,319	$13,042
6/30/22	$10,910	$12,197	$8,738	$11,000
9/30/22	$10,718	$11,602	$8,286	$10,249
12/31/22	$11,246	$12,479	$8,609	$11,250
3/31/23	$11,783	$13,414	$9,319	$12,072
6/30/23	$12,402	$14,587	$9,858	$12,818
9/30/23	$12,543	$14,109	$9,191	$12,381
12/31/23	$14,277	$15,759	$10,619	$13,748
3/31/24	$15,180	$17,423	$11,001	$14,867
6/30/24	$14,825	$18,169	$10,367	$15,301
9/30/24	$16,671	$19,238	$11,631	$16,313
12/31/24	$17,543	$19,702	$12,136	$16,152
3/31/25	$17,299	$18,860	$11,223	$15,938
6/30/25	$18,891	$20,924	$12,774	$17,775

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/2019
Retail	27.43%	10.36%	12.26%
FactSet Global FinTech Index - Total Return Index	23.22%	4.98%	4.55%
MSCI ACWI Index	16.17%	13.65%	11.03%
S&P 500 Index	15.16%	16.64%	14.37%

Performance Inception Date	Dec. 31, 2019
AssetsNet	$ 74,782,797
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 193,244
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	68.9%
Information Technology	18.2%
Industrials	4.9%
Consumer Discretionary	4.6%
Real Estate	1.0%
Cash and Cash Equivalents	2.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
MercadoLibre, Inc.	4.6%
Visa, Inc.	4.5%
S&P Global, Inc.	4.4%
Mastercard, Incorporated	4.3%
LPL Financial Holdings, Inc.	4.3%
Intuit, Inc.	4.2%
Guidewire Software, Inc.	4.2%
Tradeweb Markets, Inc.	3.7%
Interactive Brokers Group, Inc.	3.3%
KKR & Co., Inc.	3.2%
Total	40.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

At a meeting held on August 5, 2025 (the “Meeting”), the Board of Trustees of Baron Select Funds (the “Acquired Fund Trust”) approved on behalf of Baron FinTech Fund (the “Acquired Fund”) and the Board of Trustees of Baron ETF Trust (the “Acquiring Fund Trust”) approved on behalf of Baron Financials ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) (the Board of Trustees of Acquired Fund Trust and the Board of Trustees of Acquiring Fund Trust are referred to herein collectively as the “Board”) an Agreement and Plan of Reorganization pursuant to which the Acquired Fund, a series of the Acquired Fund Trust, will transfer its assets and liabilities to the Acquiring Fund, a series of Acquiring Fund Trust, in exchange for shares of the Acquiring Fund in a tax-free reorganization (a “Reorganization”). The Acquiring Fund is, and will be immediately prior to the date of the closing, a shell series, without assets or liabilities. The Board, including all of the Trustees who are not “interested persons” of the Acquired Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), determined that, for the Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. The Reorganization is expected to become effective on or about December 12, 2025 (the “Closing Date”).

Summary of Change Legend [Text Block]	This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000216734
Shareholder Report [Line Items]
Fund Name	Baron FinTech Fund
Class Name	Institutional
Trading Symbol	BFIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron FinTech Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[38]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	S&P 500 Index	FactSet Global FinTech Index - Total Return Index	MSCI ACWI Index
12/31/19	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/31/20	$875,000	$804,020	$726,224	$786,370
6/30/20	$1,155,000	$969,192	$1,001,778	$937,480
9/30/20	$1,295,000	$1,055,735	$1,106,152	$1,013,708
12/31/20	$1,472,000	$1,183,988	$1,347,795	$1,162,552
3/31/21	$1,453,000	$1,257,098	$1,385,186	$1,215,720
6/30/21	$1,697,000	$1,364,566	$1,459,967	$1,305,586
9/30/21	$1,742,000	$1,372,508	$1,405,710	$1,291,842
12/31/21	$1,698,000	$1,523,856	$1,297,729	$1,378,060
3/31/22	$1,415,000	$1,453,782	$1,131,909	$1,304,205
6/30/22	$1,098,000	$1,219,706	$873,831	$1,099,961
9/30/22	$1,078,822	$1,160,152	$828,566	$1,024,937
12/31/22	$1,132,560	$1,247,873	$860,953	$1,125,004
3/31/23	$1,187,313	$1,341,426	$931,924	$1,207,184
6/30/23	$1,250,176	$1,458,697	$985,826	$1,281,782
9/30/23	$1,266,399	$1,410,947	$919,097	$1,238,142
12/31/23	$1,441,809	$1,575,909	$1,061,928	$1,374,765
3/31/24	$1,533,063	$1,742,261	$1,100,157	$1,486,664
6/30/24	$1,498,589	$1,816,895	$1,036,730	$1,530,126
9/30/24	$1,686,167	$1,923,848	$1,163,127	$1,631,327
12/31/24	$1,775,392	$1,970,196	$1,213,600	$1,615,210
3/31/25	$1,752,072	$1,886,027	$1,122,307	$1,593,815
6/30/25	$1,914,301	$2,092,403	$1,277,459	$1,777,514

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/2019
Institutional	27.74%	10.63%	12.53%
FactSet Global FinTech Index - Total Return Index	23.22%	4.98%	4.55%
MSCI ACWI Index	16.17%	13.65%	11.03%
S&P 500 Index	15.16%	16.64%	14.37%

Performance Inception Date	Dec. 31, 2019
AssetsNet	$ 74,782,797
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 193,244
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	68.9%
Information Technology	18.2%
Industrials	4.9%
Consumer Discretionary	4.6%
Real Estate	1.0%
Cash and Cash Equivalents	2.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
MercadoLibre, Inc.	4.6%
Visa, Inc.	4.5%
S&P Global, Inc.	4.4%
Mastercard, Incorporated	4.3%
LPL Financial Holdings, Inc.	4.3%
Intuit, Inc.	4.2%
Guidewire Software, Inc.	4.2%
Tradeweb Markets, Inc.	3.7%
Interactive Brokers Group, Inc.	3.3%
KKR & Co., Inc.	3.2%
Total	40.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

At a meeting held on August 5, 2025 (the “Meeting”), the Board of Trustees of Baron Select Funds (the “Acquired Fund Trust”) approved on behalf of Baron FinTech Fund (the “Acquired Fund”) and the Board of Trustees of Baron ETF Trust (the “Acquiring Fund Trust”) approved on behalf of Baron Financials ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) (the Board of Trustees of Acquired Fund Trust and the Board of Trustees of Acquiring Fund Trust are referred to herein collectively as the “Board”) an Agreement and Plan of Reorganization pursuant to which the Acquired Fund, a series of the Acquired Fund Trust, will transfer its assets and liabilities to the Acquiring Fund, a series of Acquiring Fund Trust, in exchange for shares of the Acquiring Fund in a tax-free reorganization (a “Reorganization”). The Acquiring Fund is, and will be immediately prior to the date of the closing, a shell series, without assets or liabilities. The Board, including all of the Trustees who are not “interested persons” of the Acquired Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), determined that, for the Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. The Reorganization is expected to become effective on or about December 12, 2025 (the “Closing Date”).

Summary of Change Legend [Text Block]	This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000216732
Shareholder Report [Line Items]
Fund Name	Baron FinTech Fund
Class Name	R6
Trading Symbol	BFIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron FinTech Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[39]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	R6	S&P 500 Index	FactSet Global FinTech Index - Total Return Index	MSCI ACWI Index
12/31/19	$5,000,000	$5,000,000	$5,000,000	$5,000,000
3/31/20	$4,375,000	$4,020,099	$3,631,122	$3,931,848
6/30/20	$5,775,000	$4,845,962	$5,008,891	$4,687,400
9/30/20	$6,475,000	$5,278,673	$5,530,761	$5,068,542
12/31/20	$7,365,000	$5,919,941	$6,738,976	$5,812,759
3/31/21	$7,265,000	$6,285,490	$6,925,930	$6,078,602
6/30/21	$8,485,000	$6,822,831	$7,299,838	$6,527,930
9/30/21	$8,715,000	$6,862,542	$7,028,551	$6,459,212
12/31/21	$8,490,000	$7,619,282	$6,488,646	$6,890,298
3/31/22	$7,075,000	$7,268,908	$5,659,546	$6,521,023
6/30/22	$5,490,000	$6,098,531	$4,369,158	$5,499,805
9/30/22	$5,394,111	$5,800,762	$4,142,832	$5,124,686
12/31/22	$5,662,802	$6,239,363	$4,304,765	$5,625,022
3/31/23	$5,941,633	$6,707,131	$4,659,622	$6,035,918
6/30/23	$6,250,882	$7,293,483	$4,929,130	$6,408,912
9/30/23	$6,331,996	$7,054,735	$4,595,484	$6,190,712
12/31/23	$7,209,046	$7,879,545	$5,309,643	$6,873,827
3/31/24	$7,665,315	$8,711,305	$5,500,788	$7,433,318
6/30/24	$7,498,017	$9,084,476	$5,183,652	$7,650,632
9/30/24	$8,435,902	$9,619,238	$5,815,637	$8,156,636
12/31/24	$8,876,962	$9,850,982	$6,068,000	$8,076,051
3/31/25	$8,760,360	$9,430,135	$5,611,537	$7,969,077
6/30/25	$9,571,505	$10,462,015	$6,387,294	$8,887,570

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/2019
R6	27.65%	10.63%	12.53%
FactSet Global FinTech Index - Total Return Index	23.22%	4.98%	4.55%
MSCI ACWI Index	16.17%	13.65%	11.03%
S&P 500 Index	15.16%	16.64%	14.37%

Performance Inception Date	Dec. 31, 2019
AssetsNet	$ 74,782,797
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 193,244
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	68.9%
Information Technology	18.2%
Industrials	4.9%
Consumer Discretionary	4.6%
Real Estate	1.0%
Cash and Cash Equivalents	2.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
MercadoLibre, Inc.	4.6%
Visa, Inc.	4.5%
S&P Global, Inc.	4.4%
Mastercard, Incorporated	4.3%
LPL Financial Holdings, Inc.	4.3%
Intuit, Inc.	4.2%
Guidewire Software, Inc.	4.2%
Tradeweb Markets, Inc.	3.7%
Interactive Brokers Group, Inc.	3.3%
KKR & Co., Inc.	3.2%
Total	40.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

At a meeting held on August 5, 2025 (the “Meeting”), the Board of Trustees of Baron Select Funds (the “Acquired Fund Trust”) approved on behalf of Baron FinTech Fund (the “Acquired Fund”) and the Board of Trustees of Baron ETF Trust (the “Acquiring Fund Trust”) approved on behalf of Baron Financials ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) (the Board of Trustees of Acquired Fund Trust and the Board of Trustees of Acquiring Fund Trust are referred to herein collectively as the “Board”) an Agreement and Plan of Reorganization pursuant to which the Acquired Fund, a series of the Acquired Fund Trust, will transfer its assets and liabilities to the Acquiring Fund, a series of Acquiring Fund Trust, in exchange for shares of the Acquiring Fund in a tax-free reorganization (a “Reorganization”). The Acquiring Fund is, and will be immediately prior to the date of the closing, a shell series, without assets or liabilities. The Board, including all of the Trustees who are not “interested persons” of the Acquired Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), determined that, for the Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. The Reorganization is expected to become effective on or about December 12, 2025 (the “Closing Date”).

Summary of Change Legend [Text Block]	This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000227029
Shareholder Report [Line Items]
Fund Name	Baron India Fund
Class Name	Retail
Trading Symbol	BINRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$74	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%	[40]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index	MSCI AC Asia ex Japan Index
7/30/21	$10,000	$10,000	$10,000	$10,000	$10,000
9/30/21	$10,370	$9,854	$9,802	$11,161	$9,801
12/31/21	$10,170	$9,724	$9,681	$11,137	$9,681
3/31/22	$8,610	$9,046	$8,907	$10,930	$8,907
6/30/22	$7,920	$8,010	$8,105	$9,439	$8,105
9/30/22	$6,950	$7,083	$6,984	$10,052	$6,984
12/31/22	$7,400	$7,771	$7,776	$10,251	$7,776
3/31/23	$7,610	$8,078	$8,114	$9,600	$8,114
6/30/23	$7,770	$8,150	$8,012	$10,775	$8,012
9/30/23	$7,370	$7,912	$7,744	$11,068	$7,744
12/31/23	$7,810	$8,534	$8,242	$12,384	$8,242
3/31/24	$8,310	$8,713	$8,437	$13,136	$8,437
6/30/24	$9,200	$9,173	$9,045	$14,477	$9,045
9/30/24	$9,772	$9,973	$9,403	$15,531	$9,985
12/31/24	$9,181	$9,175	$8,339	$13,773	$9,227
3/31/25	$8,901	$9,443	$8,092	$13,366	$9,394
6/30/25	$9,712	$10,575	$8,839	$14,599	$10,565

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 7/30/2021
Retail	5.56%	(0.74%)
MSCI AC Asia ex Japan/India Linked Index	(2.28%)	(3.10%)
MSCI AC Asia ex Japan Index	16.81%	1.41%
MSCI India Index	0.85%	10.13%
MSCI Emerging Markets Index	15.29%	1.44%

Performance Inception Date	Jul. 30, 2021
AssetsNet	$ 18,097,487
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	29.7%
Industrials	13.6%
Communication Services	11.2%
Health Care	11.2%
Consumer Discretionary	10.3%
Information Technology	7.5%
Energy	4.7%
Consumer Staples	4.0%
Utilities	2.5%
Materials	1.0%
Real Estate	0.9%
Cash and Cash Equivalents	3.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Bharti Airtel Ltd. PP	8.5%
Max Healthcare Institute Ltd.	7.3%
ICICI Bank Ltd.	6.4%
InterGlobe Aviation Ltd.	4.8%
Reliance Industries Limited	4.7%
HDFC Bank Ltd.	4.7%
Bajaj Finance Limited	4.7%
Trent Ltd.	3.4%
Cholamandalam Investment & Finance Co. Ltd.	3.3%
Tata Consultancy Services Ltd.	3.1%
Total	51.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000227030
Shareholder Report [Line Items]
Fund Name	Baron India Fund
Class Name	Institutional
Trading Symbol	BINDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[41]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index	MSCI AC Asia ex Japan Index
7/30/21	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/30/21	$1,037,000	$985,388	$980,150	$1,116,115	$980,139
12/31/21	$1,017,000	$972,470	$968,070	$1,113,710	$968,063
3/31/22	$862,000	$904,635	$890,690	$1,093,020	$890,676
6/30/22	$794,000	$801,052	$810,480	$943,873	$810,481
9/30/22	$697,000	$708,357	$698,360	$1,005,184	$698,365
12/31/22	$743,000	$777,087	$777,640	$1,025,124	$777,634
3/31/23	$764,000	$807,815	$811,390	$960,030	$811,390
6/30/23	$780,000	$815,073	$801,170	$1,077,480	$801,165
9/30/23	$741,000	$791,220	$774,380	$1,106,751	$774,380
12/31/23	$786,000	$853,459	$824,150	$1,238,417	$824,153
3/31/24	$836,000	$871,285	$843,740	$1,313,580	$843,727
6/30/24	$926,000	$917,345	$904,470	$1,447,661	$904,459
9/30/24	$984,645	$997,362	$940,330	$1,553,144	$998,516
12/31/24	$925,486	$917,505	$833,870	$1,377,295	$922,709
3/31/25	$898,413	$944,364	$809,240	$1,336,631	$939,443
6/30/25	$980,634	$1,057,571	$883,880	$1,459,915	$1,056,537

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 7/30/2021
Institutional	5.90%	(0.50%)
MSCI AC Asia ex Japan/India Linked Index	(2.28%)	(3.10%)
MSCI AC Asia ex Japan Index	16.81%	1.41%
MSCI India Index	0.85%	10.13%
MSCI Emerging Markets Index	15.29%	1.44%

Performance Inception Date	Jul. 30, 2021
AssetsNet	$ 18,097,487
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	29.7%
Industrials	13.6%
Communication Services	11.2%
Health Care	11.2%
Consumer Discretionary	10.3%
Information Technology	7.5%
Energy	4.7%
Consumer Staples	4.0%
Utilities	2.5%
Materials	1.0%
Real Estate	0.9%
Cash and Cash Equivalents	3.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Bharti Airtel Ltd. PP	8.5%
Max Healthcare Institute Ltd.	7.3%
ICICI Bank Ltd.	6.4%
InterGlobe Aviation Ltd.	4.8%
Reliance Industries Limited	4.7%
HDFC Bank Ltd.	4.7%
Bajaj Finance Limited	4.7%
Trent Ltd.	3.4%
Cholamandalam Investment & Finance Co. Ltd.	3.3%
Tata Consultancy Services Ltd.	3.1%
Total	51.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000227028
Shareholder Report [Line Items]
Fund Name	Baron India Fund
Class Name	R6
Trading Symbol	BINUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[42]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	R6	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index	MSCI AC Asia ex Japan Index
7/30/21	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000
9/30/21	$5,185,000	$4,926,937	$4,900,750	$5,580,573	$4,900,694
12/31/21	$5,085,000	$4,862,348	$4,840,350	$5,568,552	$4,840,313
3/31/22	$4,315,000	$4,523,174	$4,453,450	$5,465,098	$4,453,378
6/30/22	$3,975,000	$4,005,260	$4,052,400	$4,719,364	$4,052,405
9/30/22	$3,490,000	$3,541,783	$3,491,800	$5,025,918	$3,491,824
12/31/22	$3,715,000	$3,885,434	$3,888,200	$5,125,622	$3,888,171
3/31/23	$3,825,000	$4,039,073	$4,056,950	$4,800,152	$4,056,951
6/30/23	$3,905,000	$4,075,365	$4,005,850	$5,387,398	$4,005,823
9/30/23	$3,710,000	$3,956,098	$3,871,900	$5,533,755	$3,871,899
12/31/23	$3,930,000	$4,267,294	$4,120,750	$6,192,083	$4,120,763
3/31/24	$4,185,000	$4,356,425	$4,218,700	$6,567,901	$4,218,633
6/30/24	$4,635,000	$4,586,724	$4,522,350	$7,238,306	$4,522,294
9/30/24	$4,928,225	$4,986,810	$4,701,650	$7,765,719	$4,992,582
12/31/24	$4,632,431	$4,587,523	$4,169,350	$6,886,477	$4,613,544
3/31/25	$4,497,068	$4,721,818	$4,046,200	$6,683,155	$4,697,216
6/30/25	$4,908,171	$5,287,854	$4,419,400	$7,299,573	$5,282,683

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 7/30/2021
R6	5.89%	(0.47%)
MSCI AC Asia ex Japan/India Linked Index	(2.28%)	(3.10%)
MSCI AC Asia ex Japan Index	16.81%	1.41%
MSCI India Index	0.85%	10.13%
MSCI Emerging Markets Index	15.29%	1.44%

Performance Inception Date	Jul. 30, 2021
AssetsNet	$ 18,097,487
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	29.7%
Industrials	13.6%
Communication Services	11.2%
Health Care	11.2%
Consumer Discretionary	10.3%
Information Technology	7.5%
Energy	4.7%
Consumer Staples	4.0%
Utilities	2.5%
Materials	1.0%
Real Estate	0.9%
Cash and Cash Equivalents	3.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
Bharti Airtel Ltd. PP	8.5%
Max Healthcare Institute Ltd.	7.3%
ICICI Bank Ltd.	6.4%
InterGlobe Aviation Ltd.	4.8%
Reliance Industries Limited	4.7%
HDFC Bank Ltd.	4.7%
Bajaj Finance Limited	4.7%
Trent Ltd.	3.4%
Cholamandalam Investment & Finance Co. Ltd.	3.3%
Tata Consultancy Services Ltd.	3.1%
Total	51.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000233227
Shareholder Report [Line Items]
Fund Name	Baron Technology Fund
Class Name	Retail
Trading Symbol	BTEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Technology Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$63	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[43]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	S&P 500 Index	MSCI ACWI Index	MSCI ACWI Information Technology Index
12/31/21	$10,000	$10,000	$10,000	$10,000
12/31/21	$10,000	$10,000	$9,994	$10,000
3/31/22	$8,360	$9,540	$9,458	$8,972
6/30/22	$6,190	$8,004	$7,977	$7,027
9/30/22	$5,900	$7,613	$7,433	$6,517
12/31/22	$5,560	$8,189	$8,159	$6,893
3/31/23	$6,790	$8,803	$8,755	$8,301
6/30/23	$7,920	$9,572	$9,296	$9,436
9/30/23	$7,600	$9,259	$8,979	$8,855
12/31/23	$9,030	$10,342	$9,970	$10,410
3/31/24	$10,370	$11,433	$10,781	$11,649
6/30/24	$11,090	$11,923	$11,097	$12,991
9/30/24	$11,510	$12,625	$11,831	$13,136
12/31/24	$13,320	$12,929	$11,714	$13,698
3/31/25	$11,350	$12,377	$11,559	$12,103
6/30/25	$14,860	$13,731	$12,891	$14,922

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/2021
Retail	33.99%	11.99%
MSCI ACWI Information Technology Index	14.86%	12.12%
MSCI ACWI Index	16.17%	7.53%
S&P 500 Index	15.16%	9.49%

Performance Inception Date	Dec. 31, 2021
AssetsNet	$ 100,611,343
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 154,697
InvestmentCompanyPortfolioTurnover	19.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	61.1%
Consumer Discretionary	16.5%
Communication Services	11.3%
Industrials	2.0%
Financials	1.7%
Health Care	1.4%
Consumer Staples	1.2%
Real Estate	1.2%
Cash and Cash Equivalents	3.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
NVIDIA Corp.	12.1%
Broadcom, Inc.	8.4%
Amazon.com, Inc.	7.9%
Spotify Technology SA	5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.8%
Microsoft Corporation	4.5%
Tesla, Inc.	2.9%
Trade Desk, Inc.	2.6%
Apple, Inc.	2.5%
Zscaler, Inc.	2.3%
Total	53.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

At a meeting held on August 5, 2025 (the “Meeting”), the Board of Trustees of Baron Select Funds (the “Acquired Fund Trust”) approved on behalf of Baron Technology Fund (the “Acquired Fund”) and the Board of Trustees of Baron ETF Trust (the “Acquiring Fund Trust”) approved on behalf of Baron Technology ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) (the Board of Trustees of Acquired Fund Trust and the Board of Trustees of Acquiring Fund Trust are referred to herein collectively as the “Board”) an Agreement and Plan of Reorganization pursuant to which the Acquired Fund, a series of the Acquired Fund Trust, will transfer its assets and liabilities to the Acquiring Fund, a series of Acquiring Fund Trust, in exchange for shares of the Acquiring Fund in a tax-free reorganization (a “Reorganization”). The Acquiring Fund is, and will be immediately prior to the date of the closing, a shell series, without assets or liabilities. The Board, including all of the Trustees who are not “interested persons” of the Acquired Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), determined that, for the Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. The Reorganization is expected to become effective on or about December 12, 2025 (the “Closing Date”).

Summary of Change Legend [Text Block]	This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000233228
Shareholder Report [Line Items]
Fund Name	Baron Technology Fund
Class Name	Institutional
Trading Symbol	BTECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Technology Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[44]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	S&P 500 Index	MSCI ACWI Index	MSCI ACWI Information Technology Index
12/31/21	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/31/21	$1,000,000	$1,000,000	$999,383	$1,000,000
3/31/22	$836,000	$954,015	$945,823	$897,237
6/30/22	$619,000	$800,408	$797,703	$702,740
9/30/22	$591,000	$761,327	$743,295	$651,667
12/31/22	$557,000	$818,891	$815,865	$689,275
3/31/23	$682,000	$880,284	$875,462	$830,080
6/30/23	$796,000	$957,240	$929,562	$943,621
9/30/23	$765,000	$925,905	$897,914	$885,507
12/31/23	$910,000	$1,034,158	$996,994	$1,040,978
3/31/24	$1,044,000	$1,143,324	$1,078,144	$1,164,948
6/30/24	$1,118,000	$1,192,301	$1,109,664	$1,299,146
9/30/24	$1,161,000	$1,262,486	$1,183,056	$1,313,645
12/31/24	$1,345,000	$1,292,902	$1,171,368	$1,369,823
3/31/25	$1,146,000	$1,237,667	$1,155,852	$1,210,348
6/30/25	$1,502,000	$1,373,097	$1,289,072	$1,492,191

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/2021
Institutional	34.35%	12.33%
MSCI ACWI Information Technology Index	14.86%	12.12%
MSCI ACWI Index	16.17%	7.53%
S&P 500 Index	15.16%	9.49%

Performance Inception Date	Dec. 31, 2021
AssetsNet	$ 100,611,343
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 154,697
InvestmentCompanyPortfolioTurnover	19.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	61.1%
Consumer Discretionary	16.5%
Communication Services	11.3%
Industrials	2.0%
Financials	1.7%
Health Care	1.4%
Consumer Staples	1.2%
Real Estate	1.2%
Cash and Cash Equivalents	3.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
NVIDIA Corp.	12.1%
Broadcom, Inc.	8.4%
Amazon.com, Inc.	7.9%
Spotify Technology SA	5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.8%
Microsoft Corporation	4.5%
Tesla, Inc.	2.9%
Trade Desk, Inc.	2.6%
Apple, Inc.	2.5%
Zscaler, Inc.	2.3%
Total	53.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

At a meeting held on August 5, 2025 (the “Meeting”), the Board of Trustees of Baron Select Funds (the “Acquired Fund Trust”) approved on behalf of Baron Technology Fund (the “Acquired Fund”) and the Board of Trustees of Baron ETF Trust (the “Acquiring Fund Trust”) approved on behalf of Baron Technology ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) (the Board of Trustees of Acquired Fund Trust and the Board of Trustees of Acquiring Fund Trust are referred to herein collectively as the “Board”) an Agreement and Plan of Reorganization pursuant to which the Acquired Fund, a series of the Acquired Fund Trust, will transfer its assets and liabilities to the Acquiring Fund, a series of Acquiring Fund Trust, in exchange for shares of the Acquiring Fund in a tax-free reorganization (a “Reorganization”). The Acquiring Fund is, and will be immediately prior to the date of the closing, a shell series, without assets or liabilities. The Board, including all of the Trustees who are not “interested persons” of the Acquired Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), determined that, for the Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. The Reorganization is expected to become effective on or about December 12, 2025 (the “Closing Date”).

Summary of Change Legend [Text Block]	This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000233226
Shareholder Report [Line Items]
Fund Name	Baron Technology Fund
Class Name	R6
Trading Symbol	BTEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Technology Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[45]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	R6	S&P 500 Index	MSCI ACWI Index	MSCI ACWI Information Technology Index
12/31/21	$5,000,000	$5,000,000	$5,000,000	$5,000,000
12/31/21	$5,000,000	$5,000,000	$4,996,917	$5,000,000
3/31/22	$4,180,000	$4,770,074	$4,729,115	$4,486,185
6/30/22	$3,095,000	$4,002,038	$3,988,517	$3,513,698
9/30/22	$2,955,000	$3,806,633	$3,716,477	$3,258,334
12/31/22	$2,785,000	$4,094,456	$4,079,326	$3,446,374
3/31/23	$3,405,000	$4,401,419	$4,377,312	$4,150,399
6/30/23	$3,975,000	$4,786,201	$4,647,811	$4,718,107
9/30/23	$3,815,000	$4,629,527	$4,489,570	$4,427,537
12/31/23	$4,540,000	$5,170,792	$4,984,972	$5,204,892
3/31/24	$5,210,000	$5,716,618	$5,390,721	$5,824,741
6/30/24	$5,580,000	$5,961,504	$5,548,320	$6,495,729
9/30/24	$5,795,000	$6,312,431	$5,915,279	$6,568,225
12/31/24	$6,710,000	$6,464,508	$5,856,838	$6,849,117
3/31/25	$5,715,000	$6,188,335	$5,779,259	$6,051,740
6/30/25	$7,490,000	$6,865,486	$6,445,361	$7,460,957

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/2021
R6	34.23%	12.24%
MSCI ACWI Information Technology Index	14.86%	12.12%
MSCI ACWI Index	16.17%	7.53%
S&P 500 Index	15.16%	9.49%

Performance Inception Date	Dec. 31, 2021
AssetsNet	$ 100,611,343
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 154,697
InvestmentCompanyPortfolioTurnover	19.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	61.1%
Consumer Discretionary	16.5%
Communication Services	11.3%
Industrials	2.0%
Financials	1.7%
Health Care	1.4%
Consumer Staples	1.2%
Real Estate	1.2%
Cash and Cash Equivalents	3.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/25)*
NVIDIA Corp.	12.1%
Broadcom, Inc.	8.4%
Amazon.com, Inc.	7.9%
Spotify Technology SA	5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.8%
Microsoft Corporation	4.5%
Tesla, Inc.	2.9%
Trade Desk, Inc.	2.6%
Apple, Inc.	2.5%
Zscaler, Inc.	2.3%
Total	53.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

At a meeting held on August 5, 2025 (the “Meeting”), the Board of Trustees of Baron Select Funds (the “Acquired Fund Trust”) approved on behalf of Baron Technology Fund (the “Acquired Fund”) and the Board of Trustees of Baron ETF Trust (the “Acquiring Fund Trust”) approved on behalf of Baron Technology ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) (the Board of Trustees of Acquired Fund Trust and the Board of Trustees of Acquiring Fund Trust are referred to herein collectively as the “Board”) an Agreement and Plan of Reorganization pursuant to which the Acquired Fund, a series of the Acquired Fund Trust, will transfer its assets and liabilities to the Acquiring Fund, a series of Acquiring Fund Trust, in exchange for shares of the Acquiring Fund in a tax-free reorganization (a “Reorganization”). The Acquiring Fund is, and will be immediately prior to the date of the closing, a shell series, without assets or liabilities. The Board, including all of the Trustees who are not “interested persons” of the Acquired Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), determined that, for the Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. The Reorganization is expected to become effective on or about December 12, 2025 (the “Closing Date”).

Summary of Change Legend [Text Block]	This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196932
Shareholder Report [Line Items]
Fund Name	Baron WealthBuilder Fund
Class Name	Retail
Trading Symbol	BWBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[46]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	S&P 500 Index	MSCI ACWI Index
12/29/17	$10,000	$10,000	$10,000
3/31/18	$10,240	$9,924	$9,896
6/30/18	$10,740	$10,265	$9,957
9/30/18	$11,180	$11,056	$10,382
12/31/18	$9,342	$9,562	$9,058
3/31/19	$11,105	$10,867	$10,161
6/30/19	$11,745	$11,334	$10,528
9/30/19	$11,490	$11,527	$10,526
12/31/19	$12,728	$12,572	$11,468
3/31/20	$10,376	$10,108	$9,018
6/30/20	$14,039	$12,185	$10,751
9/30/20	$16,811	$13,273	$11,625
12/31/20	$20,676	$14,885	$13,332
3/31/21	$20,919	$15,804	$13,941
6/30/21	$22,589	$17,156	$14,972
9/30/21	$22,705	$17,255	$14,814
12/31/21	$24,072	$19,158	$15,803
3/31/22	$20,834	$18,277	$14,956
6/30/22	$16,190	$15,334	$12,614
9/30/22	$16,015	$14,586	$11,754
12/31/22	$16,188	$15,688	$12,901
3/31/23	$17,860	$16,865	$13,844
6/30/23	$19,163	$18,339	$14,699
9/30/23	$18,218	$17,739	$14,199
12/31/23	$20,293	$19,813	$15,765
3/31/24	$21,273	$21,904	$17,049
6/30/24	$20,697	$22,842	$17,547
9/30/24	$22,795	$24,187	$18,707
12/31/24	$24,040	$24,770	$18,523
3/31/25	$22,138	$23,711	$18,277
6/30/25	$24,421	$26,306	$20,384

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	17.99%	11.71%	12.65%
S&P 500 Index	15.16%	16.64%	13.77%
MSCI ACWI Index	16.17%	13.65%	9.97%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 546,602,809
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Country Exposures

(as a % of net assets)

Value	Value
United States	85.0%
Canada	1.9%
India	1.5%
Sweden	1.4%
China	1.4%
Netherlands	1.2%
Taiwan	1.1%
Korea, Republic of	1.0%
Argentina	0.8%
Other	4.7%

Largest Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Financials	20.3%
Consumer Discretionary	20.2%
Information Technology	19.8%
Industrials	14.0%
Health Care	9.3%
Real Estate	8.6%
Communication Services	6.0%
Materials	1.0%
Consumer Staples	0.7%
Energy	0.2%
Utilities	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000198571
Shareholder Report [Line Items]
Fund Name	Baron WealthBuilder Fund
Class Name	TA Shares
Trading Symbol	BWBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TA Shares	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[47]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.
Line Graph [Table Text Block]
	TA Shares	S&P 500 Index	MSCI ACWI Index
12/29/17	$10,000	$10,000	$10,000
3/31/18	$10,240	$9,924	$9,896
6/30/18	$10,740	$10,265	$9,957
9/30/18	$11,200	$11,056	$10,382
12/31/18	$9,362	$9,562	$9,058
3/31/19	$11,135	$10,867	$10,161
6/30/19	$11,776	$11,334	$10,528
9/30/19	$11,530	$11,527	$10,526
12/31/19	$12,778	$12,572	$11,468
3/31/20	$10,427	$10,108	$9,018
6/30/20	$14,121	$12,185	$10,751
9/30/20	$16,913	$13,273	$11,625
12/31/20	$20,809	$14,885	$13,332
3/31/21	$21,062	$15,804	$13,941
6/30/21	$22,763	$17,156	$14,972
9/30/21	$22,890	$17,255	$14,814
12/31/21	$24,284	$19,158	$15,803
3/31/22	$21,036	$18,277	$14,956
6/30/22	$16,349	$15,334	$12,614
9/30/22	$16,186	$14,586	$11,754
12/31/22	$16,371	$15,688	$12,901
3/31/23	$18,064	$16,865	$13,844
6/30/23	$19,401	$18,339	$14,699
9/30/23	$18,462	$17,739	$14,199
12/31/23	$20,571	$19,813	$15,765
3/31/24	$21,574	$21,904	$17,049
6/30/24	$21,009	$22,842	$17,547
9/30/24	$23,147	$24,187	$18,707
12/31/24	$24,426	$24,770	$18,523
3/31/25	$22,513	$23,711	$18,277
6/30/25	$24,853	$26,306	$20,384

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
TA Shares	18.30%	11.97%	12.91%
S&P 500 Index	15.16%	16.64%	13.77%
MSCI ACWI Index	16.17%	13.65%	9.97%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 546,602,809
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Country Exposures

(as a % of net assets)

Value	Value
United States	85.0%
Canada	1.9%
India	1.5%
Sweden	1.4%
China	1.4%
Netherlands	1.2%
Taiwan	1.1%
Korea, Republic of	1.0%
Argentina	0.8%
Other	4.7%

Largest Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Financials	20.3%
Consumer Discretionary	20.2%
Information Technology	19.8%
Industrials	14.0%
Health Care	9.3%
Real Estate	8.6%
Communication Services	6.0%
Materials	1.0%
Consumer Staples	0.7%
Energy	0.2%
Utilities	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196933
Shareholder Report [Line Items]
Fund Name	Baron WealthBuilder Fund
Class Name	Institutional
Trading Symbol	BWBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[48]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	S&P 500 Index	MSCI ACWI Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$1,024,000	$992,409	$989,642
6/30/18	$1,074,000	$1,026,487	$995,654
9/30/18	$1,119,000	$1,105,637	$1,038,224
12/31/18	$936,233	$956,158	$905,841
3/31/19	$1,112,465	$1,086,653	$1,016,126
6/30/19	$1,177,551	$1,133,421	$1,052,848
9/30/19	$1,152,993	$1,152,670	$1,052,563
12/31/19	$1,277,865	$1,257,217	$1,146,763
3/31/20	$1,041,648	$1,010,827	$901,779
6/30/20	$1,411,063	$1,218,485	$1,075,067
9/30/20	$1,690,310	$1,327,287	$1,162,483
12/31/20	$2,080,960	$1,488,530	$1,333,171
3/31/21	$2,107,368	$1,580,445	$1,394,142
6/30/21	$2,276,380	$1,715,556	$1,497,197
9/30/21	$2,289,056	$1,725,541	$1,481,436
12/31/21	$2,428,424	$1,915,818	$1,580,307
3/31/22	$2,103,667	$1,827,719	$1,495,613
6/30/22	$1,636,062	$1,533,435	$1,261,394
9/30/22	$1,618,614	$1,458,563	$1,175,359
12/31/22	$1,637,047	$1,568,846	$1,290,113
3/31/23	$1,807,549	$1,686,464	$1,384,353
6/30/23	$1,941,185	$1,833,898	$1,469,900
9/30/23	$1,847,333	$1,773,866	$1,419,855
12/31/23	$2,058,227	$1,981,259	$1,576,529
3/31/24	$2,158,488	$2,190,400	$1,704,850
6/30/24	$2,102,019	$2,284,231	$1,754,692
9/30/24	$2,315,798	$2,418,694	$1,870,745
12/31/24	$2,443,749	$2,476,964	$1,852,263
3/31/25	$2,251,246	$2,371,145	$1,827,728
6/30/25	$2,486,399	$2,630,605	$2,038,387

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	18.29%	12.00%	12.92%
S&P 500 Index	15.16%	16.64%	13.77%
MSCI ACWI Index	16.17%	13.65%	9.97%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 546,602,809
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Country Exposures

(as a % of net assets)

Value	Value
United States	85.0%
Canada	1.9%
India	1.5%
Sweden	1.4%
China	1.4%
Netherlands	1.2%
Taiwan	1.1%
Korea, Republic of	1.0%
Argentina	0.8%
Other	4.7%

Largest Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Financials	20.3%
Consumer Discretionary	20.2%
Information Technology	19.8%
Industrials	14.0%
Health Care	9.3%
Real Estate	8.6%
Communication Services	6.0%
Materials	1.0%
Consumer Staples	0.7%
Energy	0.2%
Utilities	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com

[1]	Includes interest expense of $34.
[2]	Annualized.
[3]	Includes interest expense of 0.71%.
[4]	Excludes impact of in-kind transactions.
[5]	Less than 0.5%.
[6]	Includes interest expense of $34.
[7]	Annualized.
[8]	Includes interest expense of 0.71%.
[9]	Excludes impact of in-kind transactions.
[10]	Less than 0.5%.
[11]	Includes interest expense of $34.
[12]	Annualized.
[13]	Includes interest expense of 0.71%.
[14]	Excludes impact of in-kind transactions.
[15]	Less than 0.5%.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
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[29]	Annualized.
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[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	Annualized.
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[38]	Annualized.
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[40]	Annualized.
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[42]	Annualized.
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[45]	Annualized.
[46]	Annualized.
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[48]	Annualized.